Transamerica Core Bond

SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 10.9%
ABFC Trust
Series 2005-AQ1, Class A4,
4.62% (A), 01/25/2034	$ 77,376	$ 78,683
Academic Loan Funding Trust
Series 2013-1A, Class A,
1-Month LIBOR + 0.80%, 0.97% (A), 12/26/2044 (B)	446,660	428,628
American Homes 4 Rent Trust
Series 2014-SFR2, Class A,
3.79%, 10/17/2036 (B)	1,993,368	2,139,786
Series 2014-SFR2, Class E,
6.23%, 10/17/2036 (B)	200,000	222,874
Series 2014-SFR3, Class D,
5.04%, 12/17/2036 (B)	270,000	295,281
Series 2014-SFR3, Class E,
6.42%, 12/17/2036 (B)	725,000	811,610
Series 2015-SFR1, Class A,
3.47%, 04/17/2052 (B)	904,280	972,709
Series 2015-SFR1, Class D,
4.41%, 04/17/2052 (B)	1,800,000	1,966,965
Series 2015-SFR1, Class E,
5.64%, 04/17/2052 (B)	825,000	911,022
Series 2015-SFR2, Class E,
6.07%, 10/17/2052 (B)	1,155,000	1,297,927
American Tower Trust #1
Series 2013-2A, Class 2A,
3.07%, 03/15/2048 (B)	400,000	411,093
AmeriCredit Automobile Receivables Trust
Series 2017-1, Class B,
2.30%, 02/18/2022	54,297	54,346
Series 2017-1, Class C,
2.71%, 08/18/2022	218,000	220,348
Series 2017-1, Class D,
3.13%, 01/18/2023	489,000	498,694
B2R Mortgage Trust
Series 2015-2, Class A,
3.34%, 11/15/2048 (B)	111,992	111,920
Series 2016-1, Class A,
2.57%, 06/15/2049 (B)	803,126	805,219
Business Jet Securities LLC
Series 2018-1, Class A,
4.34%, 02/15/2033 (B)	688,657	690,154
Series 2018-2, Class A,
4.45%, 06/15/2033 (B)	1,189,767	1,190,564
Series 2019-1, Class A,
4.21%, 07/15/2034 (B)	2,448,388	2,387,292
BXG Receivables Note Trust
Series 2012-A, Class A,
2.66%, 12/02/2027 (B)	56,466	56,521
Camillo Trust
Series 2016-SFR1,
5.00%, 12/05/2023 (C) (D)	1,853,640	1,849,585
Capital Auto Receivables Asset Trust
Series 2018-1, Class A3,
2.79%, 01/20/2022 (B)	523,976	525,716
Carvana Auto Receivables Trust
Series 2019-3A, Class D,
3.04%, 04/15/2025 (B)	2,770,000	2,815,912
Chase Funding Trust
Series 2003-2, Class 2A2,
1-Month LIBOR + 0.56%, 0.73% (A), 02/25/2033	419,129	382,718
Series 2003-6, Class 1A5,
4.99% (A), 11/25/2034	169,573	177,963

	Principal	Value
ASSET-BACKED SECURITIES (continued)
CIG Auto Receivables Trust
Series 2017-1A, Class A,
2.71%, 05/15/2023 (B)	$ 21,184	$ 21,200
Colony American Finance, Ltd.
Series 2016-2, Class A,
2.55%, 11/15/2048 (B)	408,399	409,397
COOF Securitization Trust, Ltd., Interest Only STRIPS
Series 2014-1, Class A,
3.30% (A), 06/25/2040 (B)	214,068	19,705
Corevest American Finance Trust
Series 2019-1, Class B,
3.88%, 03/15/2052 (B)	1,300,000	1,354,905
Series 2019-3, Class A,
2.71%, 10/15/2052 (B)	1,322,104	1,359,514
CPS Auto Receivables Trust
Series 2015-C, Class D,
4.63%, 08/16/2021 (B)	148,211	148,853
Series 2017-C, Class C,
2.86%, 06/15/2023 (B)	227,424	227,839
Credit Acceptance Auto Loan Trust
Series 2017-2A, Class C,
3.35%, 06/15/2026 (B)	272,000	273,565
Series 2018-1A, Class A,
3.01%, 02/16/2027 (B)	424,195	426,653
CSMA SFR Holdings LLC
Series 2019-1, Class A,
2.00%, 04/25/2023	1,956,084	1,936,523
Diamond Resorts Owner Trust
Series 2017-1A, Class A,
3.27%, 10/22/2029 (B)	356,527	357,781
Series 2018-1, Class A,
3.70%, 01/21/2031 (B)	683,346	708,582
Drive Auto Receivables Trust
Series 2016-CA, Class D,
4.18%, 03/15/2024 (B)	724,860	734,013
Series 2017-1, Class D,
3.84%, 03/15/2023	1,207,159	1,224,502
Series 2017-3, Class D,
3.53%, 12/15/2023 (B)	2,839,141	2,879,758
Series 2017-AA, Class D,
4.16%, 05/15/2024 (B)	469,811	476,439
Series 2018-3, Class C,
3.72%, 09/16/2024	970,394	980,093
Series 2019-1, Class D,
4.09%, 06/15/2026	645,000	672,226
DT Asset Trust
Series 2017, Class B,
5.84%, 12/16/2022	1,100,000	1,100,000
DT Auto Owner Trust
Series 2016-4A, Class D,
3.77%, 10/17/2022 (B)	77,064	77,210
Series 2017-1A, Class D,
3.55%, 11/15/2022 (B)	174,097	174,909
Series 2017-3A, Class D,
3.58%, 05/15/2023 (B)	341,086	344,051
Series 2018-1A, Class C,
3.47%, 12/15/2023 (B)	307,408	308,586
Series 2018-1A, Class D,
3.81%, 12/15/2023 (B)	681,000	693,679
Series 2019-4A, Class C,
2.73%, 07/15/2025 (B)	1,819,000	1,855,634
Exeter Automobile Receivables Trust
Series 2017-1A, Class C,
3.95%, 12/15/2022 (B)	187,683	189,765

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Exeter Automobile Receivables Trust (continued)
Series 2018-4A, Class B,
3.64%, 11/15/2022 (B)	$ 237,198	$ 238,004
First Investors Auto Owner Trust
Series 2017-2A, Class B,
2.65%, 11/15/2022 (B)	732,042	734,594
Series 2017-2A, Class C,
3.00%, 08/15/2023 (B)	1,500,000	1,515,157
Series 2017-3A, Class A2,
2.41%, 12/15/2022 (B)	201,944	202,200
Flagship Credit Auto Trust
Series 2015-3, Class C,
4.65%, 03/15/2022 (B)	78,957	79,284
Series 2016-1, Class C,
6.22%, 06/15/2022 (B)	745,068	754,473
Series 2016-4, Class C,
2.71%, 11/15/2022 (B)	388,391	390,692
Series 2018-3, Class C,
3.79%, 12/16/2024 (B)	2,029,000	2,089,972
Series 2019-4, Class D,
3.12%, 01/15/2026 (B)	2,200,000	2,240,737
Fort Cre LLC
Series 2018-1A, Class C,
1-Month LIBOR + 2.83%, 3.01% (A), 11/16/2035 (B)	3,195,000	2,963,702
Foundation Finance Trust
Series 2019-1A, Class A,
3.86%, 11/15/2034 (B)	663,090	673,174
Series 2020-1A, Class A,
3.54%, 07/16/2040 (B)	1,809,810	1,835,899
FREED ABS Trust
Series 2018-1, Class A,
3.61%, 07/18/2024 (B)	91,820	91,605
Series 2018-2, Class A,
3.99%, 10/20/2025 (B)	317,705	317,721
Series 2019-2, Class A,
2.62%, 11/18/2026 (B)	641,420	641,555
FTF Funding II LLC
Series 2019-1, Class A,
Zero Coupon, 08/15/2020	1,117,637	810,287
GLS Auto Receivables Trust
Series 2016-1A, Class C,
6.90%, 10/15/2021 (B)	123,960	124,590
Gold Key Resorts LLC
Series 2014-A, Class A,
3.22%, 03/17/2031 (B)	50,521	50,519
Golden Bear LLC
Series 2016-R, Class R,
5.65%, 09/20/2047 (B)	280,352	276,114
Goodgreen Trust
Series 2017, Class R1,
5.00%, 10/20/2051	1,899,815	1,917,049
Series 2017-1A, Class A,
3.74%, 10/15/2052 (B)	220,658	234,037
Series 2017-2A, Class A,
3.26%, 10/15/2053 (B)	1,112,243	1,153,520
Series 2019-2A, Class A,
2.76%, 10/15/2054 (B)	1,299,544	1,322,022
Hero Funding Trust
Series 2016-3A, Class A1,
3.08%, 09/20/2042 (B)	262,643	269,314
Series 2017-1A, Class A2,
4.46%, 09/20/2047 (B)	697,896	750,583
Series 2017-3A, Class A2,
3.95%, 09/20/2048 (B)	934,543	982,034

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Hilton Grand Vacations Trust
Series 2017-AA, Class A,
2.66%, 12/26/2028 (B)	$ 193,137	$ 194,504
Kabbage Funding LLC
Series 2019-1, Class A,
3.83%, 03/15/2024 (B)	1,280,201	1,268,583
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
Series 2012-2, Class A,
0.82% (A), 08/25/2038 (B)	1,142,769	23,025
Series 2014-2, Class A,
4.25% (A), 04/25/2040 (B)	210,616	18,059
Lendingpoint Asset Securitization Trust
Series 2019-2, Class A,
3.07%, 11/10/2025 (B)	1,020,579	1,023,036
LL ABS Trust
Series 2019-1A, Class A,
2.87%, 03/15/2027 (B)	706,096	709,370
LV Tower 52
Series 2013-1, Class A,
5.75%, 07/15/2019 (B)	757,477	763,984
Mariner Finance Issuance Trust
Series 2019-AA, Class B,
3.51%, 07/20/2032 (B)	1,335,000	1,296,285
OnDeck Asset Securitization Trust LLC
Series 2018-1A, Class A,
3.50%, 04/18/2022 (B)	299,910	297,560
Oportun Funding IX LLC
Series 2018-B, Class A,
3.91%, 07/08/2024 (B)	2,329,000	2,356,303
Oportun Funding VIII LLC
Series 2018-A, Class A,
3.61%, 03/08/2024 (B)	1,251,000	1,255,298
Oportun Funding X LLC
Series 2018-C, Class A,
4.10%, 10/08/2024 (B)	3,554,000	3,579,056
Progress Residential Trust
Series 2017-SFR1, Class C,
3.32%, 08/17/2034 (B)	3,000,000	3,049,104
Series 2018-SFR2, Class E,
4.66%, 08/17/2035 (B)	1,284,000	1,316,393
Purchasing Power Funding LLC
Series 2018-A, Class A,
3.34%, 08/15/2022 (B)	1,083,950	1,085,527
Renew
Series 2017-1A, Class A,
3.67%, 09/20/2052 (B)	290,945	302,648
Rice Park Financing Trust
Series 2016-A, Class A,
4.63%, 10/31/2041 (B)	825,992	813,124
Santander Retail Auto Lease Trust
Series 2018-A, Class A3,
2.93%, 05/20/2021 (B)	176,151	176,372
SART
Series 2018-1,
4.75%, 06/15/2025	1,873,171	1,882,537
SFR Holdco LLC
Series 2019-STL, Class A,
7.25%, 10/11/2026 (C) (D) (E)	1,400,000	1,400,000
Sofi Consumer Loan Program LLC
Series 2016-2A, Class A,
3.09%, 10/27/2025 (B)	6,058	6,064

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2002-AL1, Class A2,
3.45%, 02/25/2032	$ 47,530	$ 45,799
Series 2004-6XS, Class A5A,
6.03% (A), 03/25/2034	92,503	94,372
Series 2004-6XS, Class A5B,
6.05% (A), 03/25/2034	92,503	94,371
Synchrony Card Funding LLC
Series 2019-A1, Class A,
2.95%, 03/15/2025	3,013,000	3,117,827
Synchrony Card Issuance Trust
Series 2018-A1, Class A1,
3.38%, 09/15/2024	1,580,000	1,625,499
Tricolor Auto Securitization Trust
Series 2018-1A, Class A,
5.05%, 12/15/2020 (B)	170,202	169,651
Tricon American Homes Trust
Series 2016-SFR1, Class A,
2.59%, 11/17/2033 (B)	630,679	634,698
US Auto Funding LLC
Series 2018-1A, Class A,
5.50%, 07/15/2023 (B)	591,965	605,104
Vericrest Opportunity Loan Trust
Series 2019-NPL7, Class A1A,
3.18% (A), 10/25/2049 (B)	900,075	892,331
Series 2019-NPL8, Class A1A,
3.28% (A), 11/25/2049 (B)	1,440,307	1,439,961
Series 2020-NPL2, Class A1A,
2.98% (A), 02/25/2050 (B)	1,561,328	1,544,466
Verizon Owner Trust
Series 2017-3A, Class A1A,
2.06%, 04/20/2022 (B)	389,488	390,562
Series 2018-1A, Class A1A,
2.82%, 09/20/2022 (B)	2,151,698	2,170,672
VM Debt Trust
Series 2019-1,
7.50%, 06/15/2024	1,649,707	1,554,114
VOLT LXXX LLC
Series 2019-NPL6, Class A1B,
4.09% (A), 10/25/2049 (B)	2,300,000	2,217,928
VOLT LXXXIII LLC
Series 2019-NPL9, Class A1A,
3.33% (A), 11/26/2049 (B)	1,549,074	1,540,648
VOLT LXXXV LLC
Series 2020-NPL1, Class A1A,
3.23% (A), 01/25/2050 (B)	1,347,408	1,340,359
VOLT LXXXVII LLC
Series 2020-NPL3, Class A1A,
2.98% (A), 02/25/2050 (B)	1,581,158	1,568,841
VSE VOI Mortgage LLC
Series 2018-A, Class A,
3.56%, 02/20/2036 (B)	519,154	534,243
Westgate Resorts LLC
Series 2017-1A, Class A,
3.05%, 12/20/2030 (B)	176,317	176,469
World Financial Network Credit Card Master Trust
Series 2019-A, Class A,
3.14%, 12/15/2025	1,385,000	1,423,579
World Omni Automobile Lease Securitization Trust
Series 2018-A, Class A3,
2.83%, 07/15/2021	160,035	160,187

Total Asset-Backed Securities (Cost $108,475,095)		109,076,263

CORPORATE DEBT SECURITIES - 30.4%
Aerospace & Defense - 0.6%
Airbus SE
3.15%, 04/10/2027 (B) (F)	327,000	346,266
3.95%, 04/10/2047 (B)	150,000	168,624

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Aerospace & Defense (continued)
Boeing Co.
4.51%, 05/01/2023	$ 1,060,000	$ 1,109,045
4.88%, 05/01/2025	290,000	313,825
5.15%, 05/01/2030	450,000	490,972
L3 Harris Technologies, Inc.
3.83%, 04/27/2025	400,000	451,150
Lockheed Martin Corp.
4.50%, 05/15/2036	300,000	406,761
Northrop Grumman Corp.
3.20%, 02/01/2027	268,000	303,178
3.25%, 01/15/2028	130,000	148,650
Precision Castparts Corp.
4.20%, 06/15/2035	150,000	187,174
Raytheon Technologies Corp.
3.20%, 03/15/2024 (B)	140,000	151,851
3.75%, 11/01/2046	285,000	350,680
4.15%, 05/15/2045	148,000	188,469
4.50%, 06/01/2042	542,000	724,683
6.70%, 08/01/2028	260,000	357,155

		5,698,483

Airlines - 0.7%
Air Canada Pass-Through Trust
3.30%, 07/15/2031 (B)	614,856	564,472
3.55%, 07/15/2031 (B)	363,528	302,766
3.60%, 09/15/2028 (B)	474,823	438,743
4.13%, 11/15/2026 (B)	478,851	442,472
American Airlines Pass-Through Trust
3.00%, 04/15/2030	851,901	798,864
3.65%, 08/15/2030	717,805	685,551
3.70%, 04/15/2027 - 04/01/2028	591,065	424,612
British Airways Pass-Through Trust
3.30%, 06/15/2034 (B)	434,373	402,415
4.13%, 03/20/2033 (B)	478,829	405,920
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	172,000	161,023
5.98%, 10/19/2023	182,142	174,374
Delta Air Lines Pass-Through Trust
6.82%, 02/10/2024	87,220	85,512
Spirit Airlines Pass-Through Trust
3.38%, 08/15/2031	247,277	232,692
United Airlines Pass-Through Trust
2.88%, 04/07/2030	520,707	488,841
3.50%, 09/01/2031	637,257	597,396
3.65%, 07/07/2027	180,752	134,513
4.15%, 02/25/2033	599,961	583,625
4.55%, 02/25/2033	533,676	435,526

		7,359,317

Automobiles - 0.0% (G)
Kia Motors Corp.
2.63%, 04/21/2021 (B)	200,000	201,357

Banks - 5.9%
ABN AMRO Bank NV
4.75%, 07/28/2025 (B)	600,000	675,046
AIB Group PLC
4.75%, 10/12/2023 (B)	700,000	763,603
ANZ New Zealand International, Ltd.
3.45%, 07/17/2027 (B)	222,000	252,270
ASB Bank, Ltd.
3.13%, 05/23/2024 (B)	550,000	592,262
Australia & New Zealand Banking Group, Ltd.
4.40%, 05/19/2026 (B)	200,000	225,629

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Banco Santander SA
2.75%, 05/28/2025	$ 600,000	$ 633,767
3.13%, 02/23/2023	200,000	210,290
Bank of America Corp.
Fixed until 02/13/2030, 2.50% (A), 02/13/2031, MTN	1,345,000	1,429,264
Fixed until 06/19/2040, 2.68% (A), 06/19/2041, MTN	2,172,000	2,312,861
Fixed until 12/20/2022, 3.00% (A), 12/20/2023	2,539,000	2,675,803
Fixed until 01/20/2022, 3.12% (A), 01/20/2023, MTN	1,037,000	1,073,794
3.25%, 10/21/2027, MTN	398,000	445,321
Fixed until 01/23/2025, 3.37% (A), 01/23/2026	200,000	220,754
Fixed until 12/20/2027, 3.42% (A), 12/20/2028	306,000	345,747
Fixed until 04/24/2027, 3.71% (A), 04/24/2028	1,300,000	1,487,223
Fixed until 03/05/2028, 3.97% (A), 03/05/2029, MTN	1,300,000	1,513,309
Bank of Montreal
Fixed until 12/15/2027, 3.80% (A), 12/15/2032	223,000	248,096
Bank of Nova Scotia
1.63%, 05/01/2023	1,420,000	1,463,793
Barclays PLC
Fixed until 06/24/2030, 2.65% (A), 06/24/2031	940,000	964,601
3.65%, 03/16/2025	223,000	244,693
3.68%, 01/10/2023	300,000	311,577
Fixed until 02/15/2022, 4.61% (A), 02/15/2023	600,000	632,240
BNP Paribas SA
Fixed until 06/09/2025, 2.22% (A), 06/09/2026 (B)	230,000	239,558
Fixed until 01/13/2030, 3.05% (A), 01/13/2031 (B)	585,000	638,330
3.38%, 01/09/2025 (B)	320,000	348,978
3.50%, 03/01/2023 (B)	250,000	266,413
BNZ International Funding, Ltd.
2.65%, 11/03/2022 (B) (F)	650,000	679,834
BPCE SA
4.63%, 07/11/2024 (B)	600,000	660,974
Citigroup, Inc.
2.75%, 04/25/2022	650,000	674,446
Fixed until 04/08/2025, 3.11% (A), 04/08/2026	1,000,000	1,087,068
Fixed until 04/24/2024, 3.35% (A), 04/24/2025	175,000	190,564
3.40%, 05/01/2026	400,000	448,074
Fixed until 03/20/2029, 3.98% (A), 03/20/2030	850,000	996,937
Citizens Bank NA
3.70%, 03/29/2023	475,000	512,124
Commonwealth Bank of Australia
2.85%, 05/18/2026 (B)	410,000	453,472
3.45%, 03/16/2023 (B)	410,000	442,227
4.50%, 12/09/2025 (B) (F)	200,000	227,298
Cooperatieve Rabobank UA
3.75%, 07/21/2026	315,000	354,173
5.80%, 09/30/2110 (B)	300,000	528,962
Credit Agricole SA
Fixed until 06/16/2025, 1.91% (A), 06/16/2026 (B)	360,000	370,162
4.38%, 03/17/2025 (B)	200,000	223,016

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Danske Bank A/S
2.00%, 09/08/2021 (B)	$ 201,000	$ 204,068
2.70%, 03/02/2022 (B)	213,000	219,618
Discover Bank
4.20%, 08/08/2023	550,000	606,061
Fifth Third Bank NA
3.85%, 03/15/2026	200,000	228,830
HSBC Holdings PLC
Fixed until 11/22/2022, 3.03% (A), 11/22/2023	447,000	468,209
Fixed until 05/18/2023, 3.95% (A), 05/18/2024	1,007,000	1,085,804
Fixed until 03/13/2027, 4.04% (A), 03/13/2028	695,000	777,510
4.25%, 03/14/2024	500,000	545,512
Industrial & Commercial Bank of China, Ltd.
2.45%, 10/20/2021	400,000	407,146
ING Groep NV
Fixed until 07/01/2025, 1.40% (A), 07/01/2026 (B)	410,000	417,039
4.10%, 10/02/2023	775,000	854,577
KeyBank NA
3.18%, 10/15/2027	250,000	261,894
KeyCorp
4.15%, 10/29/2025, MTN	235,000	272,360
Lloyds Banking Group PLC
Fixed until 11/07/2022, 2.91% (A), 11/07/2023	200,000	209,148
4.38%, 03/22/2028	339,000	402,947
4.58%, 12/10/2025	200,000	225,778
Macquarie Bank, Ltd.
3.90%, 01/15/2026 (B)	570,000	645,753
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/2030	700,000	720,309
2.53%, 09/13/2023	200,000	210,928
2.67%, 07/25/2022	270,000	281,088
3.41%, 03/07/2024	670,000	729,027
3.75%, 07/18/2039	430,000	514,353
Mizuho Financial Group, Inc.
Fixed until 05/25/2025, 2.23% (A), 05/25/2026	680,000	707,270
Fixed until 09/13/2029, 2.87% (A), 09/13/2030	402,000	436,502
National Australia Bank, Ltd.
2.50%, 07/12/2026	250,000	273,236
3.38%, 01/14/2026	500,000	568,761
Fixed until 08/02/2029, 3.93% (A), 08/02/2034 (B)	590,000	665,639
Natwest Group PLC
Fixed until 11/01/2024, 3.75% (A), 11/01/2029	554,000	580,209
3.88%, 09/12/2023	350,000	380,166
Fixed until 03/22/2024, 4.27% (A), 03/22/2025	255,000	280,804
Fixed until 05/08/2029, 4.45% (A), 05/08/2030	570,000	677,396
NatWest Markets PLC
3.63%, 09/29/2022 (B)	515,000	544,039
Nordea Bank Abp
4.25%, 09/21/2022 (B)	384,000	408,378
Regions Financial Corp.
3.80%, 08/14/2023	200,000	218,360
Royal Bank of Canada
3.70%, 10/05/2023, MTN	600,000	659,885
Santander Group Holdings PLC
3.57%, 01/10/2023	360,000	373,606

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Societe Generale SA
3.00%, 01/22/2030 (B)	$ 941,000	$ 989,424
3.88%, 03/28/2024 (B)	540,000	582,949
4.25%, 04/14/2025 (B)	270,000	291,071
Standard Chartered PLC
Fixed until 09/10/2021, 2.74% (A), 09/10/2022 (B)	1,000,000	1,011,976
Fixed until 05/21/2029, 4.31% (A), 05/21/2030 (B)	200,000	226,227
Fixed until 03/15/2028, 4.87% (A), 03/15/2033 (B)	300,000	331,436
Sumitomo Mitsui Financial Group, Inc.
2.44%, 10/19/2021	239,000	244,827
2.78%, 07/12/2022 - 10/18/2022	729,000	762,328
2.85%, 01/11/2022	400,000	413,186
2.93%, 03/09/2021	270,000	274,174
3.04%, 07/16/2029	1,240,000	1,369,458
3.10%, 01/17/2023	241,000	256,233
Svenska Handelsbanken AB
0.63%, 06/30/2023 (B)	750,000	751,892
Truist Bank
3.30%, 05/15/2026	215,000	240,523
Truist Financial Corp.
1.95%, 06/05/2030, MTN	300,000	316,200
Wells Fargo & Co.
Fixed until 06/17/2026, 3.20% (A), 06/17/2027, MTN	810,000	887,920
3.30%, 09/09/2024, MTN	1,300,000	1,431,014
3.55%, 09/29/2025, MTN	400,000	449,906
3.75%, 01/24/2024, MTN	395,000	432,885
4.10%, 06/03/2026, MTN	121,000	137,124
4.30%, 07/22/2027, MTN	246,000	283,144
4.40%, 06/14/2046, MTN	165,000	206,388
4.65%, 11/04/2044, MTN	184,000	234,560
4.75%, 12/07/2046, MTN	419,000	549,245
4.90%, 11/17/2045, MTN	202,000	266,312
Westpac Banking Corp.
2.85%, 05/13/2026	300,000	333,623
Fixed until 11/23/2026, 4.32% (A), 11/23/2031, MTN	260,000	295,650
4.42%, 07/24/2039 (F)	335,000	424,226

		59,120,664

Beverages - 0.9%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	3,044,000	3,734,259
4.90%, 02/01/2046	170,000	217,140
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/2036	154,000	186,718
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/2030	305,000	349,943
4.35%, 06/01/2040	480,000	578,619
4.44%, 10/06/2048	520,000	624,959
4.50%, 06/01/2050	630,000	796,416
4.60%, 06/01/2060	225,000	288,662
Coca-Cola Femsa SAB de CV
2.75%, 01/22/2030	435,000	472,370
Constellation Brands, Inc.
4.40%, 11/15/2025	185,000	217,529
5.25%, 11/15/2048	110,000	156,985
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050	550,000	616,345

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages (continued)
Keurig Dr. Pepper, Inc.
3.13%, 12/15/2023	$ 275,000	$ 296,820
3.43%, 06/15/2027	120,000	135,669
4.42%, 05/25/2025	112,000	130,913
4.99%, 05/25/2038	162,000	218,771

		9,022,118

Biotechnology - 0.6%
AbbVie, Inc.
2.80%, 03/15/2023 (B)	162,000	168,792
3.20%, 11/21/2029 (B)	1,438,000	1,616,327
3.38%, 09/15/2020 (B)	125,000	125,444
3.85%, 06/15/2024 (B)	211,000	233,404
4.05%, 11/21/2039 (B)	1,420,000	1,747,221
4.40%, 11/06/2042	425,000	541,037
4.45%, 05/14/2046	165,000	211,223
4.55%, 03/15/2035 (B)	300,000	382,395
Biogen, Inc.
2.25%, 05/01/2030	572,000	597,137
3.15%, 05/01/2050	160,000	168,796

		5,791,776

Building Products - 0.2%
Lennox International, Inc.
1.35%, 08/01/2025	1,080,000	1,090,256
Masco Corp.
6.50%, 08/15/2032	410,000	505,438

		1,595,694

Capital Markets - 2.3%
Charles Schwab Corp.
3.20%, 03/02/2027	500,000	566,063
Credit Suisse Group AG
Fixed until 06/05/2025, 2.19% (A), 06/05/2026 (B)	250,000	257,100
Fixed until 01/12/2028, 3.87% (A), 01/12/2029 (B)	250,000	281,129
4.28%, 01/09/2028 (B)	400,000	456,198
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	950,000	1,050,633
Daiwa Securities Group, Inc.
3.13%, 04/19/2022 (B)	244,000	252,679
Deutsche Bank AG
3.30%, 11/16/2022	200,000	206,839
3.70%, 05/30/2024	700,000	739,533
Goldman Sachs Group, Inc.
Fixed until 10/31/2021, 2.88% (A), 10/31/2022	2,150,000	2,206,590
Fixed until 07/24/2022, 2.91% (A), 07/24/2023	300,000	312,691
Fixed until 06/05/2022, 2.91% (A), 06/05/2023	474,000	492,535
Fixed until 09/29/2024, 3.27% (A), 09/29/2025	725,000	790,943
3.50%, 01/23/2025 - 11/16/2026	362,000	401,016
Fixed until 06/05/2027, 3.69% (A), 06/05/2028	907,000	1,033,863
Fixed until 04/23/2038, 4.41% (A), 04/23/2039	450,000	575,297
6.75%, 10/01/2037	200,000	300,441
Invesco Finance PLC
4.00%, 01/30/2024	160,000	175,094
Macquarie Group, Ltd.
Fixed until 11/28/2027, 3.76% (A), 11/28/2028 (B)	495,000	544,609
Fixed until 01/15/2029, 5.03% (A), 01/15/2030 (B)	600,000	721,200
6.25%, 01/14/2021 (B)	725,000	743,509

The notes are an integral part of this report. Transamerica Funds	Page 5

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Morgan Stanley
Fixed until 04/28/2025, 2.19% (A), 04/28/2026	$ 450,000	$ 473,895
Fixed until 07/22/2027, 3.59% (A), 07/22/2028	1,067,000	1,220,232
3.63%, 01/20/2027	457,000	526,117
Fixed until 04/24/2023, 3.74% (A), 04/24/2024	1,315,000	1,422,178
Fixed until 01/24/2028, 3.77% (A), 01/24/2029, MTN	278,000	322,408
3.88%, 01/27/2026, MTN	1,279,000	1,468,751
4.10%, 05/22/2023, MTN	150,000	163,108
4.30%, 01/27/2045	280,000	377,489
5.00%, 11/24/2025	497,000	592,409
Nomura Holdings, Inc.
2.65%, 01/16/2025	603,000	633,678
2.68%, 07/16/2030	370,000	383,158
Northern Trust Corp.
1.95%, 05/01/2030	905,000	959,301
Fixed until 05/08/2027, 3.38% (A), 05/08/2032	343,000	375,089
State Street Corp.
2.65%, 05/19/2026	150,000	166,552
UBS Group AG
Fixed until 08/15/2022, 2.86% (A), 08/15/2023 (B)	200,000	208,200
Fixed until 08/13/2029, 3.13% (A), 08/13/2030 (B)	320,000	355,018
3.49%, 05/23/2023 (B)	400,000	419,136
4.13%, 09/24/2025 (B)	200,000	229,704

		22,404,385

Chemicals - 0.3%
Air Liquide Finance SA
2.25%, 09/27/2023 (B)	228,000	239,152
Albemarle Corp.
5.45%, 12/01/2044	200,000	221,682
DuPont de Nemours, Inc.
5.32%, 11/15/2038	145,000	193,176
International Flavors & Fragrances, Inc.
4.45%, 09/26/2028	158,000	183,760
5.00%, 09/26/2048	187,000	239,507
Nutrien, Ltd.
4.13%, 03/15/2035	450,000	525,816
5.00%, 04/01/2049	140,000	192,736
Sherwin-Williams Co.
3.13%, 06/01/2024	136,000	147,643
Union Carbide Corp.
7.50%, 06/01/2025	400,000	490,562
7.75%, 10/01/2096	210,000	289,100

		2,723,134

Commercial Services & Supplies - 0.0% (G)
ERAC USA Finance LLC
4.50%, 08/16/2021 (B)	175,000	181,201
5.25%, 10/01/2020 (B)	65,000	65,422
5.63%, 03/15/2042 (B)	141,000	174,602

		421,225

Construction Materials - 0.1%
CRH America, Inc.
5.13%, 05/18/2045 (B)	200,000	245,798
Martin Marietta Materials, Inc.
3.45%, 06/01/2027	276,000	305,420

		551,218

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance - 0.2%
BMW US Capital LLC
2.25%, 09/15/2023 (B)	$ 330,000	$ 343,475
Capital One Financial Corp.
3.20%, 02/05/2025	123,000	133,980
3.75%, 07/28/2026	200,000	221,067
4.20%, 10/29/2025	150,000	168,531
Daimler Finance North America LLC
3.35%, 02/22/2023 (B)	300,000	317,119
Hyundai Capital America
3.00%, 03/18/2021 (B) (F)	250,000	252,426
John Deere Capital Corp.
2.25%, 09/14/2026, MTN	240,000	262,020
2.80%, 09/08/2027, MTN	200,000	226,725
PACCAR Financial Corp.
2.25%, 02/25/2021, MTN	156,000	157,623

		2,082,966

Containers & Packaging - 0.1%
International Paper Co.
8.70%, 06/15/2038	120,000	192,339
WRKCo, Inc.
3.00%, 09/15/2024	350,000	375,637
3.75%, 03/15/2025	300,000	336,160

		904,136

Diversified Consumer Services - 0.4%
Emory University
2.14%, 09/01/2030	550,000	574,828
Ford Foundation
2.82%, 06/01/2070	190,000	209,526
Pepperdine University
3.30%, 12/01/2059	310,000	333,600
President & Fellows of Harvard College
3.30%, 07/15/2056	414,000	540,215
SART
4.75%, 07/15/2024	1,683,622	1,675,204
University of Southern California
3.23%, 10/01/2120	310,000	347,126

		3,680,499

Diversified Financial Services - 0.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.30%, 01/23/2023	157,000	155,637
4.13%, 07/03/2023	250,000	251,219
4.45%, 12/16/2021	310,000	315,687
4.50%, 09/15/2023	860,000	874,617
6.50%, 07/15/2025	190,000	203,889
Aviation Capital Group LLC
2.88%, 01/20/2022 (B)	300,000	295,074
5.50%, 12/15/2024 (B)	800,000	819,506
Blackstone / GSO Secured Lending Fund
3.65%, 07/14/2023 (B)	415,000	417,108
Brookfield Finance, Inc.
3.90%, 01/25/2028	211,000	238,030
4.70%, 09/20/2047	242,000	301,756
4.85%, 03/29/2029	254,000	305,046
China Southern Power Grid International Finance BVI Co., Ltd.
3.50%, 05/08/2027 (B)	480,000	532,164
GE Capital International Funding Unlimited Co.
4.42%, 11/15/2035	1,753,000	1,810,052
Jefferies Group LLC
6.25%, 01/15/2036	260,000	326,265
6.45%, 06/08/2027	133,000	160,160

The notes are an integral part of this report. Transamerica Funds	Page 6

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Mitsubishi UFJ Lease & Finance Co., Ltd.
2.65%, 09/19/2022 (B)	$ 294,000	$ 302,478
ORIX Corp.
2.90%, 07/18/2022	201,000	208,858

		7,517,546

Diversified Telecommunication Services - 1.1%
AT&T, Inc.
1.65%, 02/01/2028 (H)	555,000	564,822
2.25%, 02/01/2032 (H)	940,000	962,882
2.30%, 06/01/2027	1,200,000	1,270,963
3.10%, 02/01/2043 (H)	1,410,000	1,451,323
3.50%, 06/01/2041	972,000	1,055,116
3.55%, 06/01/2024	230,000	254,382
3.60%, 07/15/2025	225,000	253,298
3.95%, 01/15/2025	282,000	317,647
Deutsche Telekom AG
3.63%, 01/21/2050 (B)	464,000	548,029
Deutsche Telekom International Finance BV
3.60%, 01/19/2027 (B)	180,000	203,623
GTP Acquisition Partners I LLC
3.48%, 06/15/2050 (B)	81,000	87,250
Verizon Communications, Inc.
4.27%, 01/15/2036	400,000	513,724
4.33%, 09/21/2028	307,000	379,007
4.40%, 11/01/2034	1,531,000	1,972,758
4.67%, 03/15/2055	385,000	565,010
4.86%, 08/21/2046	447,000	640,120

		11,039,954

Electric Utilities - 2.0%
AEP Texas, Inc.
6.65%, 02/15/2033	100,000	140,357
AEP Transmission Co. LLC
3.15%, 09/15/2049	165,000	193,055
Alabama Power Co.
5.60%, 03/15/2033	160,000	210,802
6.00%, 03/01/2039	248,000	373,999
Appalachian Power Co.
6.38%, 04/01/2036	200,000	274,816
6.70%, 08/15/2037	200,000	288,223
Arizona Public Service Co.
5.05%, 09/01/2041	303,000	409,227
Baltimore Gas & Electric Co.
2.90%, 06/15/2050	240,000	266,475
3.50%, 08/15/2046	188,000	228,527
Comision Federal de Electricidad
4.88%, 05/26/2021 (B)	261,000	266,875
Duke Energy Carolinas LLC
6.00%, 12/01/2028	500,000	668,513
6.45%, 10/15/2032	100,000	146,567
Duke Energy Indiana LLC
3.75%, 05/15/2046	200,000	251,527
Duke Energy Progress LLC
3.60%, 09/15/2047	130,000	161,481
3.70%, 10/15/2046	215,000	270,630
Duquesne Light Holdings, Inc.
3.62%, 08/01/2027 (B)	460,000	491,474
Edison International
5.75%, 06/15/2027	350,000	408,481
EDP Finance BV
3.63%, 07/15/2024 (B)	300,000	325,260
Emera US Finance, LP
4.75%, 06/15/2046	350,000	454,649

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Enel Finance International NV
3.50%, 04/06/2028 (B)	$ 265,000	$ 294,223
3.63%, 05/25/2027 (B)	270,000	301,694
4.63%, 09/14/2025 (B)	200,000	231,314
Entergy Louisiana LLC
2.40%, 10/01/2026	237,000	257,118
3.05%, 06/01/2031	189,000	216,831
3.25%, 04/01/2028	387,000	436,678
Evergy Metro, Inc.
5.30%, 10/01/2041	500,000	705,150
FirstEnergy Corp.
2.65%, 03/01/2030	700,000	715,439
3.40%, 03/01/2050	660,000	676,918
4.85%, 07/15/2047	105,000	129,813
Florida Power & Light Co.
5.13%, 06/01/2041	112,000	162,091
5.40%, 09/01/2035	100,000	146,107
Fortis, Inc.
3.06%, 10/04/2026	620,000	679,586
Hydro-Quebec
8.40%, 01/15/2022	420,000	467,133
ITC Holdings Corp.
2.70%, 11/15/2022	300,000	313,632
2.95%, 05/14/2030 (B)	230,000	255,037
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	438,207	560,793
Korea Southern Power Co., Ltd.
3.00%, 01/29/2021 (B)	200,000	202,092
Massachusetts Electric Co.
4.00%, 08/15/2046 (B)	201,000	251,201
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028 (B)	195,000	219,453
Nevada Power Co.
5.38%, 09/15/2040	52,000	71,822
New England Power Co.
3.80%, 12/05/2047 (B)	140,000	172,894
New York State Electric & Gas Corp.
3.25%, 12/01/2026 (B)	151,000	170,661
Niagara Mohawk Power Corp.
1.96%, 06/27/2030 (B)	500,000	522,294
Northern States Power Co.
6.20%, 07/01/2037	89,000	141,671
NRG Energy, Inc.
4.45%, 06/15/2029 (B)	375,000	408,313
Ohio Edison Co.
6.88%, 07/15/2036	150,000	218,689
Pacific Gas & Electric Co.
1.75%, 06/16/2022	2,310,000	2,318,561
Public Service Electric & Gas Co.
2.25%, 09/15/2026, MTN	140,000	151,513
3.65%, 09/01/2042, MTN	138,000	170,864
Southern California Edison Co.
4.05%, 03/15/2042	300,000	350,480
5.50%, 03/15/2040	130,000	174,057
Southern Power Co.
5.15%, 09/15/2041	260,000	309,412
Southwestern Public Service Co.
4.50%, 08/15/2041	100,000	129,992
Three Gorges Finance I Cayman Islands, Ltd.
3.15%, 06/02/2026 (B)	200,000	217,544
Toledo Edison Co.
6.15%, 05/15/2037	200,000	290,816
Tri-State Generation & Transmission Association, Inc.
4.25%, 06/01/2046	124,000	149,860

The notes are an integral part of this report. Transamerica Funds	Page 7

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Virginia Electric & Power Co.
2.95%, 01/15/2022	$ 157,000	$ 161,532
6.00%, 05/15/2037	140,000	209,891
Wisconsin Electric Power Co.
3.65%, 12/15/2042 (F)	144,000	162,148
Xcel Energy, Inc.
2.40%, 03/15/2021	150,000	151,589
4.80%, 09/15/2041	116,000	150,116

		19,857,960

Electrical Equipment - 0.1%
Eaton Corp.
7.63%, 04/01/2024	500,000	595,180
Siemens Financieringsmaatschappij NV
3.13%, 03/16/2024 (B)	500,000	545,105

		1,140,285

Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc.
3.25%, 09/08/2024	175,000	186,894
3.50%, 04/01/2022	100,000	102,995
3.88%, 01/12/2028	133,000	145,109
Corning, Inc.
5.35%, 11/15/2048	230,000	324,396

		759,394

Energy Equipment & Services - 0.2%
ANR Pipeline Co.
9.63%, 11/01/2021	200,000	222,991
Baker Hughes Holdings LLC
5.13%, 09/15/2040	200,000	252,685
Boardwalk Pipelines, LP, Co.
4.80%, 05/03/2029	250,000	271,997
Halliburton Co.
4.85%, 11/15/2035	130,000	141,645
7.60%, 08/15/2096 (B)	160,000	177,993
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (B)	170,000	187,687
Texas Eastern Transmission, LP
2.80%, 10/15/2022 (B)	462,000	472,382
3.50%, 01/15/2028 (B)	60,000	65,646

		1,793,026

Entertainment - 0.1%
Walt Disney Co.
7.70%, 10/30/2025	300,000	397,706
8.88%, 04/26/2023	200,000	242,274

		639,980

Equity Real Estate Investment Trusts - 1.2%
Alexandria Real Estate Equities, Inc.
4.00%, 02/01/2050	419,000	548,435
American Tower Corp.
2.10%, 06/15/2030	320,000	332,821
2.25%, 01/15/2022	300,000	307,713
3.38%, 10/15/2026	281,000	318,436
5.00%, 02/15/2024	139,000	159,546
Boston Properties, LP
3.20%, 01/15/2025	228,000	247,955
3.65%, 02/01/2026	408,000	459,607
Brixmor Operating Partnership, LP
3.85%, 02/01/2025	400,000	419,752
Crown Castle International Corp.
2.25%, 01/15/2031	635,000	658,827
5.25%, 01/15/2023	200,000	222,364

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Digital Realty Trust, LP
3.70%, 08/15/2027	$ 154,000	$ 177,662
Duke Realty, LP
3.63%, 04/15/2023	168,000	179,142
Essex Portfolio, LP
2.65%, 03/15/2032	400,000	431,108
GAIF Bond Issuer Pty, Ltd.
3.40%, 09/30/2026 (B)	353,000	370,128
Healthpeak Properties, Inc.
3.50%, 07/15/2029	447,000	504,184
3.88%, 08/15/2024	337,000	373,836
Kimco Realty Corp.
2.70%, 10/01/2030	650,000	671,378
Life Storage, LP
4.00%, 06/15/2029	522,000	591,402
National Retail Properties, Inc.
3.50%, 10/15/2027	150,000	159,039
3.60%, 12/15/2026	218,000	232,242
Office Properties Income Trust
4.00%, 07/15/2022	416,000	416,261
ProLogis, LP
3.25%, 10/01/2026	107,000	121,064
Realty Income Corp.
3.25%, 10/15/2022 - 01/15/2031	535,000	582,404
3.88%, 04/15/2025	290,000	328,250
4.65%, 03/15/2047	113,000	154,303
Regency Centers, LP
2.95%, 09/15/2029	420,000	440,185
Scentre Group Trust 1 / Scentre Group Trust 2
3.50%, 02/12/2025 (B)	500,000	529,769
UDR, Inc.
2.10%, 08/01/2032, MTN	330,000	336,997
3.20%, 01/15/2030, MTN (F)	500,000	563,472
Ventas Realty, LP
3.75%, 05/01/2024	300,000	316,444
3.85%, 04/01/2027	203,000	219,314
Welltower, Inc.
3.10%, 01/15/2030	330,000	346,299
4.25%, 04/01/2026	250,000	284,770

		12,005,109

Food & Staples Retailing - 0.3%
Alimentation Couche-Tard, Inc.
3.80%, 01/25/2050 (B)	445,000	492,175
CK Hutchison International 16, Ltd.
1.88%, 10/03/2021 (B)	241,000	243,196
2.75%, 10/03/2026 (B)	350,000	374,018
CK Hutchison International 19, Ltd.
3.63%, 04/11/2029 (B) (F)	285,000	323,521
CVS Pass-Through Trust
4.70%, 01/10/2036 (B)	481,649	519,469
5.77%, 01/10/2033 (B)	142,665	165,224
5.93%, 01/10/2034 (B)	503,845	583,163
Kroger Co.
8.00%, 09/15/2029	175,000	257,333

		2,958,099

Food Products - 0.4%
Campbell Soup Co.
4.80%, 03/15/2048	200,000	276,563
Cargill, Inc.
2.13%, 04/23/2030 (B)	712,000	754,161
3.25%, 03/01/2023 (B)	140,000	149,066
3.30%, 03/01/2022 (B)	250,000	258,691

The notes are an integral part of this report. Transamerica Funds	Page 8

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Conagra Brands, Inc.
5.30%, 11/01/2038	$ 130,000	$ 177,211
General Mills, Inc.
4.00%, 04/17/2025	305,000	348,920
Mars, Inc.
1.63%, 07/16/2032 (B)	810,000	821,722
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	288,000	337,118
Mondelez International, Inc.
1.50%, 05/04/2025	180,000	186,800
2.75%, 04/13/2030	336,000	373,041
Tyson Foods, Inc.
4.88%, 08/15/2034	100,000	133,537

		3,816,830

Gas Utilities - 0.3%
Atmos Energy Corp.
4.13%, 03/15/2049	570,000	762,709
Boston Gas Co.
4.49%, 02/15/2042 (B)	330,000	433,190
Brooklyn Union Gas Co.
4.27%, 03/15/2048 (B)	280,000	372,379
CenterPoint Energy Resources Corp.
4.50%, 01/15/2021	352,000	354,971
KeySpan Gas East Corp.
2.74%, 08/15/2026 (B)	172,000	185,838
Southern Co. Gas Capital Corp.
3.25%, 06/15/2026	85,000	92,096
3.50%, 09/15/2021	601,000	616,437
5.88%, 03/15/2041	109,000	155,864
Southwest Gas Corp.
3.80%, 09/29/2046	177,000	202,391

		3,175,875

Health Care Equipment & Supplies - 0.3%
Abbott Laboratories
1.15%, 01/30/2028	350,000	358,899
1.40%, 06/30/2030	360,000	369,915
4.90%, 11/30/2046	680,000	1,033,630
Boston Scientific Corp.
3.75%, 03/01/2026	335,000	385,803
4.00%, 03/01/2029	660,000	778,054
DH Europe Finance II SARL
3.25%, 11/15/2039	134,000	156,295
Medtronic, Inc.
4.63%, 03/15/2045	51,000	73,563
Zimmer Biomet Holdings, Inc.
3.70%, 03/19/2023	136,000	145,985

		3,302,144

Health Care Providers & Services - 1.4%
Advocate Health & Hospitals Corp.
2.21%, 06/15/2030	310,000	325,193
Aetna, Inc.
4.50%, 05/15/2042	153,000	190,024
6.75%, 12/15/2037	305,000	451,787
Anthem, Inc.
3.13%, 05/15/2022	200,000	209,323
4.10%, 03/01/2028	425,000	507,286
4.38%, 12/01/2047	110,000	145,435
Bon Secours Mercy Health, Inc.
3.46%, 06/01/2030	650,000	726,033
Children’s Hospital Corp.
2.59%, 02/01/2050	300,000	314,165
Cigna Corp.
4.50%, 02/25/2026	367,000	434,953

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Cottage Health Obligated Group
3.30%, 11/01/2049	$ 360,000	$ 418,513
CVS Health Corp.
3.25%, 08/15/2029	515,000	579,206
4.30%, 03/25/2028	567,000	673,596
5.05%, 03/25/2048	1,440,000	1,983,586
Hartford HealthCare Corp.
3.45%, 07/01/2054	780,000	772,721
HCA, Inc.
5.13%, 06/15/2039	420,000	533,655
5.25%, 06/15/2026	500,000	587,445
Laboratory Corp. of America Holdings
3.20%, 02/01/2022	170,000	176,572
Mayo Clinic
4.13%, 11/15/2052	198,000	269,405
Memorial Health Services
3.45%, 11/01/2049	720,000	786,523
NYU Langone Hospitals
3.38%, 07/01/2055	300,000	318,390
Partners Healthcare System, Inc.
3.34%, 07/01/2060	1,261,000	1,432,196
Providence St. Joseph Health Obligated Group
2.75%, 10/01/2026	168,000	180,738
Rush Obligated Group
3.92%, 11/15/2029	607,000	701,341
Texas Health Resources
4.33%, 11/15/2055	175,000	241,200
UnitedHealth Group, Inc.
2.00%, 05/15/2030	475,000	506,328
4.63%, 07/15/2035	234,000	316,890

		13,782,504

Hotels, Restaurants & Leisure - 0.1%
McDonald’s Corp.
4.70%, 12/09/2035, MTN	465,000	611,344
Starbucks Corp.
2.55%, 11/15/2030	390,000	418,252

		1,029,596

Industrial Conglomerates - 0.1%
Honeywell International, Inc.
1.35%, 06/01/2025	760,000	786,418
Roper Technologies, Inc.
2.00%, 06/30/2030	280,000	292,037

		1,078,455

Insurance - 1.2%
AIA Group, Ltd.
3.60%, 04/09/2029 (B)	200,000	223,322
3.90%, 04/06/2028 (B)	335,000	377,850
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (B)	400,000	612,267
Assurant, Inc.
4.20%, 09/27/2023	425,000	450,566
Athene Global Funding
2.75%, 06/25/2024 (B)	550,000	568,459
2.95%, 11/12/2026 (B)	1,340,000	1,390,891
Berkshire Hathaway Finance Corp.
4.40%, 05/15/2042	268,000	372,395
CNA Financial Corp.
3.95%, 05/15/2024	164,000	180,615
Dai-ichi Life Insurance Co., Ltd.
Fixed until 07/24/2026 (I), 4.00% (A) (B)	421,000	455,733
Hartford Financial Services Group, Inc.
4.30%, 04/15/2043	360,000	440,040

The notes are an integral part of this report. Transamerica Funds	Page 9

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Intact US Holdings, Inc.
4.60%, 11/09/2022 (F)	$ 500,000	$ 519,289
Jackson National Life Global Funding
3.05%, 04/29/2026 (B) (F)	303,000	330,396
Liberty Mutual Group, Inc.
3.95%, 10/15/2050 (B)	300,000	349,226
4.57%, 02/01/2029 (B)	200,000	243,548
Liberty Mutual Insurance Co.
8.50%, 05/15/2025 (B)	200,000	261,955
Lincoln National Corp.
4.00%, 09/01/2023	300,000	327,720
4.20%, 03/15/2022	211,000	223,699
Manulife Financial Corp.
Fixed until 02/24/2027, 4.06% (A), 02/24/2032	350,000	373,625
MassMutual Global Funding II
2.75%, 06/22/2024 (B)	400,000	431,163
Metropolitan Life Global Funding I
3.00%, 09/19/2027 (B)	350,000	391,486
New York Life Global Funding
2.35%, 07/14/2026 (B)	226,000	244,378
3.00%, 01/10/2028 (B) (F)	202,000	227,237
New York Life Insurance Co.
4.45%, 05/15/2069 (B)	330,000	439,269
Pacific Life Insurance Co.
Fixed until 10/24/2047, 4.30% (A), 10/24/2067 (B)	198,000	214,309
Progressive Corp.
Fixed until 03/15/2023 (I), 5.38% (A)	245,000	246,871
Prudential Financial, Inc.
3.91%, 12/07/2047	164,000	198,254
Prudential Insurance Co. of America
8.30%, 07/01/2025 (B)	900,000	1,183,030
Sumitomo Life Insurance Co.
Fixed until 09/14/2027, 4.00% (A), 09/14/2077 (B)	250,000	276,250
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047 (B)	260,000	330,394
4.90%, 09/15/2044 (B)	150,000	203,855
Travelers Property Casualty Corp.
7.75%, 04/15/2026	200,000	270,569

		12,358,661

Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc.
3.88%, 08/22/2037	500,000	649,346

IT Services - 0.5%
DXC Technology Co.
4.25%, 04/15/2024 (F)	172,000	187,777
Fiserv, Inc.
3.20%, 07/01/2026	230,000	259,228
4.40%, 07/01/2049	220,000	295,381
Global Payments, Inc.
4.15%, 08/15/2049	460,000	573,873
IBM Credit LLC
3.00%, 02/06/2023	500,000	533,286
International Business Machines Corp.
1.70%, 05/15/2027	1,285,000	1,335,163
3.30%, 05/15/2026	930,000	1,058,060
7.00%, 10/30/2025	508,000	668,079

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
IT Services (continued)
Western Union Co.
3.60%, 03/15/2022	$ 400,000	$ 416,261

		5,327,108

Life Sciences Tools & Services - 0.0% (G)
Thermo Fisher Scientific, Inc.
2.95%, 09/19/2026	161,000	180,403
4.15%, 02/01/2024	217,000	241,863

		422,266

Machinery - 0.2%
nVent Finance SARL
4.55%, 04/15/2028	337,000	364,544
Otis Worldwide Corp.
2.57%, 02/15/2030 (B)	775,000	840,400
Xylem, Inc.
1.95%, 01/30/2028	515,000	535,356
2.25%, 01/30/2031	235,000	248,901

		1,989,201

Media - 0.9%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.80%, 03/01/2050	625,000	757,345
5.05%, 03/30/2029	400,000	486,096
6.83%, 10/23/2055	150,000	212,592
Comcast Cable Holdings LLC
10.13%, 04/15/2022	414,000	471,400
Comcast Corp.
3.15%, 03/01/2026 - 02/15/2028	755,000	857,760
3.25%, 11/01/2039	380,000	447,826
3.45%, 02/01/2050	634,000	769,014
3.95%, 10/15/2025	335,000	388,118
4.60%, 10/15/2038	415,000	561,378
4.95%, 10/15/2058	525,000	806,285
Cox Communications, Inc.
4.60%, 08/15/2047 (B)	196,000	262,738
Discovery Communications LLC
5.20%, 09/20/2047	335,000	427,521
Fox Corp.
5.58%, 01/25/2049	350,000	511,414
NBCUniversal Media LLC
5.95%, 04/01/2041	210,000	328,997
SES SA
3.60%, 04/04/2023 (B)	100,000	102,753
Time Warner Cable LLC
5.50%, 09/01/2041	400,000	500,785
Time Warner Entertainment Co., LP
8.38%, 07/15/2033	250,000	390,388
ViacomCBS, Inc.
2.90%, 01/15/2027	250,000	269,376
4.00%, 01/15/2026	208,000	234,025
4.85%, 07/01/2042	150,000	171,384

		8,957,195

Metals & Mining - 0.2%
Anglo American Capital PLC
3.63%, 09/11/2024 (B)	200,000	213,657
Barrick Gold Corp.
6.45%, 10/15/2035	140,000	189,915
Glencore Funding LLC
4.13%, 05/30/2023 (B)	234,000	251,340

The notes are an integral part of this report. Transamerica Funds	Page 10

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Reliance Steel & Aluminum Co.
1.30%, 08/15/2025 (H)	$ 1,190,000	$ 1,192,156
Steel Dynamics, Inc.
3.45%, 04/15/2030	522,000	585,423

		2,432,491

Multi-Utilities - 0.3%
Delmarva Power & Light Co.
4.00%, 06/01/2042	294,000	362,348
4.15%, 05/15/2045	270,000	345,667
Dominion Energy, Inc.
5.25%, 08/01/2033	500,000	637,402
NiSource, Inc.
5.80%, 02/01/2042	600,000	841,338
San Diego Gas & Electric Co.
6.00%, 06/01/2026	320,000	392,318
6.13%, 09/15/2037	100,000	141,865
WEC Energy Group, Inc.
3.55%, 06/15/2025	115,000	128,950

		2,849,888

Multiline Retail - 0.0% (G)
Dollar General Corp.
4.13%, 05/01/2028 (F)	280,000	335,077

Oil, Gas & Consumable Fuels - 2.2%
APT Pipelines, Ltd.
4.25%, 07/15/2027 (B)	386,000	435,320
BP Capital Markets PLC
3.28%, 09/19/2027	321,000	362,616
Cameron LNG LLC
3.70%, 01/15/2039 (B)	554,000	638,520
Diamondback Energy, Inc.
4.75%, 05/31/2025	300,000	326,299
Ecopetrol SA
5.38%, 06/26/2026	135,000	149,344
Enbridge, Inc.
4.50%, 06/10/2044	200,000	233,974
Fixed until 03/01/2028, 6.25% (A), 03/01/2078	300,000	297,000
Energy Transfer Operating, LP
4.75%, 01/15/2026	618,000	671,382
6.05%, 06/01/2041	538,000	571,041
Eni SpA
5.70%, 10/01/2040 (B)	900,000	1,083,811
Enterprise Products Operating LLC
3.70%, 02/15/2026 - 01/31/2051	417,000	457,236
3.90%, 02/15/2024	362,000	398,905
3.95%, 01/31/2060	185,000	203,132
4.20%, 01/31/2050	235,000	273,123
4.45%, 02/15/2043	161,000	186,462
7.55%, 04/15/2038	161,000	231,998
EQT Corp.
3.90%, 10/01/2027	264,000	248,767
Exxon Mobil Corp.
2.61%, 10/15/2030	680,000	751,050
2.99%, 03/19/2025	750,000	825,054
3.00%, 08/16/2039	515,000	570,493
4.11%, 03/01/2046	294,000	371,251
Kinder Morgan, Inc.
2.00%, 02/15/2031 (H)	270,000	268,125
3.25%, 08/01/2050 (H)	330,000	324,713
Magellan Midstream Partners, LP
4.20%, 12/01/2042 - 10/03/2047	648,000	714,980
Marathon Petroleum Corp.
4.50%, 05/01/2023	250,000	270,905

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
MPLX, LP
4.13%, 03/01/2027	$ 155,000	$ 169,143
4.50%, 04/15/2038	280,000	298,713
5.25%, 01/15/2025	214,000	222,962
5.50%, 02/15/2049	305,000	365,466
Noble Energy, Inc.
3.25%, 10/15/2029	290,000	326,115
5.25%, 11/15/2043	400,000	542,998
ONEOK Partners, LP
6.65%, 10/01/2036	220,000	254,791
ONEOK, Inc.
2.20%, 09/15/2025	500,000	490,575
3.40%, 09/01/2029	495,000	481,891
5.20%, 07/15/2048	300,000	301,341
Ovintiv, Inc.
7.20%, 11/01/2031	200,000	194,209
7.38%, 11/01/2031	250,000	250,712
Phillips 66 Partners, LP
3.15%, 12/15/2029	300,000	305,843
4.90%, 10/01/2046	144,000	160,918
Plains All American Pipeline, LP / PAA Finance Corp.
4.30%, 01/31/2043	150,000	130,969
4.65%, 10/15/2025	495,000	533,784
4.70%, 06/15/2044	160,000	148,520
Southern Natural Gas Co. LLC
4.80%, 03/15/2047 (B)	136,000	158,439
8.00%, 03/01/2032	105,000	152,057
Spectra Energy Partners, LP
3.50%, 03/15/2025	633,000	693,454
Suncor Energy, Inc.
5.95%, 12/01/2034	550,000	676,016
7.88%, 06/15/2026	100,000	123,719
Sunoco Logistics Partners Operations, LP
3.90%, 07/15/2026	195,000	202,171
6.10%, 02/15/2042	500,000	525,781
TC PipeLines, LP
3.90%, 05/25/2027	141,000	151,325
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/2030 (B)	595,000	628,101
Total Capital International SA
2.99%, 06/29/2041	650,000	726,684
3.13%, 05/29/2050	605,000	681,199
3.46%, 07/12/2049	480,000	574,941
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023	135,000	146,936
4.88%, 01/15/2026 (F)	370,000	441,823
Williams Cos., Inc.
4.85%, 03/01/2048	249,000	296,600

		22,223,697

Personal Products - 0.1%
Estee Lauder Cos., Inc.
2.60%, 04/15/2030	1,049,000	1,166,810
Unilever Capital Corp.
3.38%, 03/22/2025	180,000	201,593

		1,368,403

Pharmaceuticals - 0.8%
AstraZeneca PLC
6.45%, 09/15/2037	180,000	284,047
Bristol-Myers Squibb Co.
3.20%, 06/15/2026	559,000	634,892
4.13%, 06/15/2039	377,000	504,401
4.55%, 02/20/2048	370,000	541,011
5.00%, 08/15/2045	150,000	225,843
5.70%, 10/15/2040	160,000	247,592

The notes are an integral part of this report. Transamerica Funds	Page 11

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Merck & Co., Inc.
2.45%, 06/24/2050	$ 460,000	$ 495,578
Mylan NV
3.95%, 06/15/2026	185,000	210,923
Mylan, Inc.
5.40%, 11/29/2043	100,000	129,767
Pfizer, Inc.
3.90%, 03/15/2039	600,000	772,634
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	334,000	355,841
3.20%, 09/23/2026	778,000	874,211
Takeda Pharmaceutical Co., Ltd.
3.03%, 07/09/2040	430,000	467,308
3.18%, 07/09/2050	415,000	454,423
3.38%, 07/09/2060	290,000	320,550
Upjohn, Inc.
2.30%, 06/22/2027 (B)	1,260,000	1,324,107
Zoetis, Inc.
2.00%, 05/15/2030	410,000	433,871

		8,276,999

Real Estate Management & Development - 0.1%
Ontario Teachers’ Cadillac Fairview Properties Trust
3.13%, 03/20/2022 (B)	314,000	321,649
3.88%, 03/20/2027 (B)	325,000	351,434

		673,083

Road & Rail - 0.4%
Avolon Holdings Funding, Ltd.
4.38%, 05/01/2026 (B)	510,000	451,202
5.25%, 05/15/2024 (B)	555,000	518,005
Burlington Northern Santa Fe LLC
3.55%, 02/15/2050	327,000	414,328
5.75%, 05/01/2040	300,000	451,836
7.29%, 06/01/2036	90,000	144,542
CSX Corp.
4.75%, 11/15/2048	215,000	306,753
6.00%, 10/01/2036, MTN	340,000	487,077
JB Hunt Transport Services, Inc.
3.88%, 03/01/2026	315,000	366,126
Norfolk Southern Corp.
3.85%, 01/15/2024	266,000	293,155
Park Aerospace Holdings, Ltd.
5.25%, 08/15/2022 (B)	420,000	404,671

		3,837,695

Semiconductors & Semiconductor Equipment - 0.4%
Analog Devices, Inc.
4.50%, 12/05/2036	226,000	277,556
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.88%, 01/15/2027	200,000	222,183
Broadcom, Inc.
4.11%, 09/15/2028 (B)	697,000	787,328
4.75%, 04/15/2029 (B)	925,000	1,078,393
QUALCOMM, Inc.
2.15%, 05/20/2030	1,020,000	1,094,147

		3,459,607

Software - 0.3%
Microsoft Corp.
2.53%, 06/01/2050	182,000	199,785
2.68%, 06/01/2060	359,000	396,573
3.50%, 02/12/2035	277,000	352,335
3.95%, 08/08/2056	183,000	256,332
4.10%, 02/06/2037	307,000	411,215
4.20%, 11/03/2035	103,000	138,858

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
Oracle Corp.
2.95%, 05/15/2025	$ 200,000	$ 220,756
VMware, Inc.
2.95%, 08/21/2022	521,000	543,959

		2,519,813

Specialty Retail - 0.2%
Home Depot, Inc.
3.13%, 12/15/2049	735,000	871,324
Lowe’s Cos., Inc.
3.65%, 04/05/2029	472,000	553,255
4.55%, 04/05/2049	413,000	554,321
O’Reilly Automotive, Inc.
3.60%, 09/01/2027	247,000	284,300

		2,263,200

Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.
2.90%, 09/12/2027	597,000	674,978
3.00%, 06/20/2027	637,000	722,180
3.20%, 05/13/2025 - 05/11/2027	446,000	507,287
3.45%, 02/09/2045	528,000	651,731
3.75%, 09/12/2047	500,000	644,460
3.85%, 08/04/2046	207,000	269,556
4.65%, 02/23/2046	119,000	172,684
Dell International LLC / EMC Corp.
5.45%, 06/15/2023 (B)	250,000	275,465
6.02%, 06/15/2026 (B)	500,000	586,287
Hewlett Packard Enterprise Co.
1.45%, 04/01/2024	555,000	557,229
HP, Inc.
3.00%, 06/17/2027	335,000	360,793

		5,422,650

Tobacco - 0.0% (G)
BAT Capital Corp.
4.54%, 08/15/2047	290,000	332,011

Trading Companies & Distributors - 0.4%
Air Lease Corp.
3.25%, 03/01/2025 - 10/01/2029	1,153,000	1,118,060
3.38%, 07/01/2025	950,000	964,464
BOC Aviation, Ltd.
2.75%, 09/18/2022 (B)	270,000	275,291
3.50%, 10/10/2024 (B) (F)	200,000	211,166
International Lease Finance Corp.
5.88%, 08/15/2022	154,000	166,298
8.63%, 01/15/2022	700,000	756,263
WW Grainger, Inc.
4.60%, 06/15/2045	198,000	268,858

		3,760,400

Transportation Infrastructure - 0.1%
Mexico City Airport Trust
5.50%, 07/31/2047 (B)	200,000	168,000
Penske Truck Leasing Co., LP / PTL Finance Corp.
4.13%, 08/01/2023 (B)	233,000	252,169
4.88%, 07/11/2022 (B)	500,000	537,359

		957,528

The notes are an integral part of this report. Transamerica Funds	Page 12

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Water Utilities - 0.1%
American Water Capital Corp.
3.85%, 03/01/2024	$ 300,000	$ 332,247
4.00%, 12/01/2046	172,000	227,714

		559,961

Wireless Telecommunication Services - 0.6%
America Movil SAB de CV
3.13%, 07/16/2022	236,000	246,362
3.63%, 04/22/2029	505,000	574,922
4.38%, 04/22/2049	251,000	332,377
Crown Castle Towers LLC
3.22%, 05/15/2042 (B)	200,000	203,307
Rogers Communications, Inc.
4.35%, 05/01/2049	350,000	459,917
T-Mobile USA, Inc.
1.50%, 02/15/2026 (B)	710,000	720,004
2.05%, 02/15/2028 (B)	800,000	821,752
3.50%, 04/15/2025 (B)	395,000	435,586
3.75%, 04/15/2027 (B)	1,210,000	1,370,700
Vodafone Group PLC
4.88%, 06/19/2049	545,000	711,329
5.25%, 05/30/2048	260,000	355,488

		6,231,744

Total Corporate Debt Securities (Cost $272,969,412)		302,661,753

FOREIGN GOVERNMENT OBLIGATIONS - 0.7%
Canada - 0.0% (G)
Province of Quebec
6.35%, 01/30/2026, MTN	285,000	367,443

Colombia - 0.2%
Colombia Government International Bond
3.13%, 04/15/2031	210,000	217,457
4.00%, 02/26/2024	300,000	319,875
4.13%, 05/15/2051	345,000	383,812
5.00%, 06/15/2045	200,000	246,500
7.38%, 09/18/2037	200,000	291,800

		1,459,444

Israel - 0.2%
Israel Government AID Bond, Principal Only STRIPS
Series 2,
Zero Coupon, 11/01/2024	2,250,000	2,178,630

Mexico - 0.3%
Mexico Government International Bond
3.75%, 01/11/2028	1,042,000	1,117,847
4.13%, 01/21/2026	615,000	676,500
4.35%, 01/15/2047	183,000	197,366
4.60%, 02/10/2048	200,000	222,400
4.75%, 03/08/2044, MTN	190,000	215,840
5.75%, 10/12/2110, MTN	550,000	658,625

		3,088,578

Panama - 0.0% (G)
Panama Government International Bond
4.50%, 04/16/2050	200,000	264,750

Total Foreign Government Obligations (Cost $6,730,879)		7,358,845

	Principal	Value
MORTGAGE-BACKED SECURITIES - 3.9%
American General Mortgage Loan Trust
Series 2006-1, Class A5,
5.75% (A), 12/25/2035 (B)	$ 2,553	$ 2,666
Banc of America Funding Trust
Series 2004-3, Class 1A1,
5.50%, 10/25/2034	57,820	61,046
Series 2004-C, Class 1A1,
4.41% (A), 12/20/2034	20,042	19,623
Series 2005-E, Class 4A1,
4.15% (A), 03/20/2035	47,623	48,241
Banc of America Mortgage Trust
Series 2003-C, Class 3A1,
4.00% (A), 04/25/2033	27,467	26,720
BB-UBS Trust
Series 2012-SHOW, Class A,
3.43%, 11/05/2036 (B)	1,500,000	1,455,075
BCAP LLC Trust
Series 2009-RR5, Class 8A1,
5.50% (A), 11/26/2034 (B)	17,911	18,017
Bear Stearns ARM Trust
Series 2003-4, Class 3A1,
3.18% (A), 07/25/2033	33,138	33,145
Series 2004-2, Class 14A,
3.77% (A), 05/25/2034	20,960	19,799
Bear Stearns Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2005-PWR8, Class X1,
0.72% (A), 06/11/2041 (B)	4,797	9
CD Commercial Mortgage Trust, Interest Only STRIPS
Series 2007-CD4, Class XC,
1.30% (A), 12/11/2049 (B)	24,495	873
Chase Mortgage Finance Trust
Series 2007-A1, Class 1A3,
3.91% (A), 02/25/2037	337,076	330,861
Series 2007-A1, Class 2A1,
3.16% (A), 02/25/2037	63,238	62,149
Series 2007-A1, Class 7A1,
3.31% (A), 02/25/2037	47,230	46,204
Series 2007-A1, Class 9A1,
3.77% (A), 02/25/2037	22,611	22,035
Series 2007-A2, Class 1A1,
3.51% (A), 06/25/2035	13,848	13,227
Series 2007-A2, Class 2A1,
3.83% (A), 06/25/2035	106,945	104,643
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A26,
5.50%, 04/25/2034	99,021	100,941
Series 2004-3, Class A4,
5.75%, 04/25/2034	148,532	151,751
Series 2004-5, Class 1A4,
5.50%, 06/25/2034	127,589	131,352
Series 2004-8, Class 2A1,
4.50%, 06/25/2019	259	266
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-HYB1, Class A,
4.24% (A), 09/25/2033	40,938	40,286
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3A4,
5.25%, 09/25/2033	43,729	44,264
Series 2005-2, Class 2A11,
5.50%, 05/25/2035	96,185	99,679
Series 2009-10, Class 1A1,
4.30% (A), 09/25/2033 (B)	117,626	115,511

The notes are an integral part of this report. Transamerica Funds	Page 13

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
COBALT CMBS Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C1, Class IO,
0.88% (A), 08/15/2048	$ 507,129	$ 4,311
COMM Mortgage Trust
Series 2015-CR25, Class A4,
3.76%, 08/10/2048	562,000	619,505
Series 2018-HOME, Class A,
3.82% (A), 04/10/2033 (B)	2,410,000	2,692,952
COMM Mortgage Trust, Interest Only STRIPS
Series 2012-CR2, Class XA,
1.63% (A), 08/15/2045	1,704,494	42,294
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4,
5.25%, 09/25/2033	32,317	33,367
Series 2003-AR15, Class 3A1,
3.49% (A), 06/25/2033	66,665	65,113
Series 2004-5, Class 3A1,
5.25%, 08/25/2019	13,645	12,507
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27, Class 5A4,
5.25%, 11/25/2033	54,137	55,575
Series 2003-29, Class 5A1,
7.00%, 12/25/2033	73,678	77,080
Series 2004-4, Class 2A4,
5.50%, 09/25/2034	70,409	73,009
Series 2004-8, Class 1A4,
5.50%, 12/25/2034	104,992	109,010
CSMC OA LLC
Series 2014-USA, Class D,
4.37%, 09/15/2037 (B)	500,000	388,563
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-1, Class 2A1,
5.03% (A), 02/25/2020	13,133	13,050
GS Mortgage Securities Trust, Interest Only STRIPS
Series 2006-GG8, Class X,
1.05% (A), 11/10/2039 (B)	814,268	2,194
GSMPS Mortgage Loan Trust
Series 2005-RP3, Class 1AF,
1-Month LIBOR + 0.35%, 0.52% (A), 09/25/2035 (B)	630,300	519,764
GSMPS Mortgage Loan Trust, Interest Only STRIPS
Series 2005-RP3, Class 1AS,
4.24% (A), 09/25/2035 (B)	472,725	69,598
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4,
5.25%, 06/25/2033	188,628	195,251
Series 2004-8F, Class 2A3,
6.00%, 09/25/2034	117,662	120,464
Series 2005-5F, Class 8A3,
1-Month LIBOR + 0.50%, 0.67% (A), 06/25/2035	9,107	8,451
Headlands Residential LLC
Series 2017-RPL1, Class A,
3.88% (A), 08/25/2022 (B)	1,980,000	2,016,444
Series 2018-RPL1, Class A,
4.25% (A), 06/25/2023 (B)	2,410,000	2,456,182
Series 2019-RPL1, Class NOTE,
3.97% (A), 06/25/2024 (B)	2,300,000	2,294,781

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Impac CMB Trust
Series 2005-4, Class 2A1,
1-Month LIBOR + 0.60%, 0.77% (A), 05/25/2035	$ 93,632	$ 86,322
Impac Secured Assets CMN Owner Trust
Series 2003-2, Class A1,
5.50%, 08/25/2033	37,948	38,354
Impac Secured Assets Trust
Series 2006-1, Class 2A1,
1-Month LIBOR + 0.35%, 0.52% (A), 05/25/2036	187,846	176,064
Series 2006-2, Class 2A1,
1-Month LIBOR + 0.35%, 0.52% (A), 08/25/2036	46,882	46,460
Independence Plaza Trust
Series 2018-INDP, Class A,
3.76%, 07/10/2035 (B)	1,590,000	1,697,447
JPMorgan Chase Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2006-CB15, Class X1,
0.19% (A), 06/12/2043	2,121,647	2,199
JPMorgan Mortgage Trust
Series 2004-A3, Class 4A1,
3.26% (A), 07/25/2034	4,154	4,207
Series 2004-A4, Class 1A1,
3.04% (A), 09/25/2034	16,260	15,646
Series 2004-S1, Class 1A7,
5.00%, 09/25/2034	1,564	1,587
Series 2005-A1, Class 3A4,
3.93% (A), 02/25/2035	55,288	53,146
Series 2006-A2, Class 5A3,
4.01% (A), 11/25/2033	110,548	110,358
Series 2006-A3, Class 6A1,
3.23% (A), 08/25/2034	13,212	12,551
LB-UBS Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C1, Class XCL,
0.38% (A), 02/15/2041 (B)	940,270	100
LHOME Mortgage Trust
Series 2019-RTL3, Class A1,
3.87%, 07/25/2024 (B)	2,210,000	2,223,117
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
4.35% (A), 04/21/2034	123,452	122,013
Series 2004-13, Class 3A7,
3.59% (A), 11/21/2034	79,660	80,154
MASTR Alternative Loan Trust
Series 2003-9, Class 2A1,
6.00%, 12/25/2033	11,314	11,802
MASTR Asset Securitization Trust
Series 2003-11, Class 9A6,
5.25%, 12/25/2033	169,080	173,323
Series 2004-P7, Class A6,
5.50%, 12/27/2033 (B)	23,174	23,382
MASTR Resecuritization Trust, Principal Only STRIPS
Series 2005, Class 3,
Zero Coupon, 05/28/2035 (B)	9,105	6,673
Merrill Lynch Mortgage Investors Trust
Series 2003-A4, Class 2A,
3.73% (A), 07/25/2033	36,318	35,484
Series 2003-A5, Class 2A6,
1-Month LIBOR + 0.00%, 3.13% (A), 08/25/2033	26,140	25,371
Series 2004-1, Class 2A1,
3.26% (A), 12/25/2034	94,172	92,309

The notes are an integral part of this report. Transamerica Funds	Page 14

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust (continued)
Series 2004-A4, Class A2,
3.39% (A), 08/25/2034	$ 45,269	$ 45,871
Series 2004-D, Class A2,
6-Month LIBOR + 0.72%, 2.39% (A), 09/25/2029	83,910	79,229
ML-CFC Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-4, Class XC,
0.55% (A), 12/12/2049 (B)	200,176	2
Morgan Stanley Capital I Trust, Interest Only STRIPS
Series 2006-IQ12, Class X1,
0.60% (A), 12/15/2043 (B)	324,937	3
Series 2006-T21, Class X,
0.08% (A), 10/12/2052 (B)	3,538,088	1,878
Series 2007-HQ11, Class X,
0.17% (A), 02/12/2044 (B)	322,078	224
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A,
5.62% (A), 04/25/2034	120,857	130,680
MRCD Mortgage Trust
Series 2019-PARK, Class D,
2.72%, 12/15/2036 (B)	1,443,000	1,395,488
Prime Mortgage Trust
Series 2004-CL1, Class 1A1,
6.00%, 02/25/2034	38,786	41,298
Prime Mortgage Trust, Principal Only STRIPS
Series 2004-CL1, Class 1,
Zero Coupon, 02/25/2034	2,587	2,149
RAMP Trust
Series 2004-SL2, Class A3,
7.00%, 10/25/2031	77,958	82,094
RBSSP Resecuritization Trust
Series 2009-1, Class 1A1,
6.50% (A), 02/26/2036 (B)	103,601	106,381
Seasoned Credit Risk Transfer Trust
Series 2019-1, Class MT,
3.50%, 07/25/2058	2,424,807	2,750,510
Series 2019-3, Class MB,
3.50%, 10/25/2058	975,354	1,197,888
Series 2019-4, Class M55D,
4.00%, 02/25/2059	1,859,022	2,070,556
Sequoia Mortgage Trust
Series 2004-11, Class A1,
1-Month LIBOR + 0.60%, 0.79% (A), 12/20/2034	165,766	159,945
Series 2004-11, Class A3,
1-Month LIBOR + 0.60%, 0.79% (A), 12/20/2034	47,832	47,243
Series 2004-12, Class A3,
6-Month LIBOR + 0.32%, 0.74% (A), 01/20/2035	70,223	63,904
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1,
1-Month LIBOR + 0.66%, 0.85% (A), 10/19/2034	166,808	162,619
Structured Asset Securities Corp.
Series 2003-37A, Class 2A,
3.73% (A), 12/25/2033	40,077	38,415
Series 2004-4XS, Class 1A5,
5.17% (A), 02/25/2034	221,950	232,217
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1,
1-Month LIBOR + 0.64%, 0.81% (A), 09/25/2043	73,591	71,896
Series 2004-1, Class II2A,
2.67% (A), 03/25/2044	31,695	31,212

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Toorak Mortgage Corp., Ltd.
Series 2019-2, Class A1,
3.72% (A), 09/25/2022	$ 1,548,000	$ 1,546,213
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (B)	1,000,000	1,012,328
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4,
3.53%, 05/10/2063	650,000	672,652
Series 2012-C2, Class XA,
1.30% (A), 05/10/2063 (B)	4,071,504	83,287
V.M. Jog Engineering, Ltd.
Series 2017, Class A,
1-Month LIBOR + 4.60%, 6.56%, 12/15/2020	2,090,000	2,090,000
VNDO Mortgage Trust
Series 2012-6AVE, Class A,
3.00%, 11/15/2030 (B)	1,000,000	1,030,719
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C24, Class XC,
0.00% (A), 03/15/2045 (B)	512,139	5
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR6, Class A1,
3.10% (A), 06/25/2033	134,923	133,872
Series 2003-AR7, Class A7,
2.68% (A), 08/25/2033	46,871	45,552
Series 2003-AR8, Class A,
4.20% (A), 08/25/2033	19,970	19,888
Series 2003-AR9, Class 1A6,
4.30% (A), 09/25/2033	104,544	100,997
Series 2003-S3, Class 1A4,
5.50%, 06/25/2033	147,391	153,906
Series 2003-S4, Class 2A10,
(2.75) * 1-Month LIBOR + 17.46%, 16.99% (A), 06/25/2033	6,626	8,395
Series 2003-S9, Class A8,
5.25%, 10/25/2033	58,989	60,761
Series 2004-AR3, Class A1,
3.66% (A), 06/25/2034	13,155	12,803
Series 2004-AR3, Class A2,
3.66% (A), 06/25/2034	135,310	131,372
Series 2004-S2, Class 2A4,
5.50%, 06/25/2034	134,883	139,433
Washington Mutual MSC Mortgage Pass-Through Certificates Trust
Series 2004-RA2, Class 2A,
7.00%, 07/25/2033	40,958	44,068
Wells Fargo Commercial Mortgage Trust
Series 2016-C35, Class A4,
2.93%, 07/15/2048	1,915,000	2,073,544
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-U, Class A1,
4.13% (A), 10/25/2034	247,535	245,815
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class A4,
4.38%, 03/15/2044 (B)	522,931	527,695

Total Mortgage-Backed Securities (Cost $37,732,158)		38,700,924

The notes are an integral part of this report. Transamerica Funds	Page 15

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 0.8%
California - 0.2%
State of California, General Obligation Unlimited,
7.30%, 10/01/2039	$ 520,000	$ 885,206
University of California Regents Medical Center Pooled Revenue, Revenue Bonds,
3.71%, 05/15/2120	820,000	932,603

		1,817,809

New York - 0.3%
New York State Dormitory Authority, Revenue Bonds,
Series D,
5.60%, 03/15/2040	280,000	407,389
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	800,000	1,109,392
5.65%, 11/01/2040	655,000	968,581

		2,485,362

Ohio - 0.3%
American Municipal Power, Inc., Revenue Bonds,
Series B,
7.50%, 02/15/2050	640,000	1,091,334
Ohio State University, Revenue Bonds,
Series A,
4.80%, 06/01/2111	1,370,000	2,180,944

		3,272,278

Total Municipal Government Obligations (Cost $5,238,772)		7,575,449

U.S. GOVERNMENT AGENCY OBLIGATIONS - 31.4%
Federal Home Loan Mortgage Corp.
6-Month LIBOR + 1.54%, 3.01% (A), 05/01/2037	59,323	61,084
1-Year CMT + 2.25%, 3.23% (A), 07/01/2036	148,286	155,254
6-Month LIBOR + 2.01%, 3.47% (A), 05/01/2037	31,199	32,725
3.50%, 06/01/2042 - 07/15/2042	2,011,040	2,227,656
6-Month LIBOR + 1.70%, 3.51% (A), 10/01/2036	18,051	18,375
12-Month LIBOR + 1.58%, 3.61% (A), 12/01/2036	115,598	120,530
12-Month LIBOR + 1.70%, 3.70% (A), 02/01/2037	22,028	23,154
12-Month LIBOR + 1.82%, 3.70% (A), 09/01/2037	19,813	20,254
1-Year CMT + 2.43%, 3.76% (A), 12/01/2031	217,081	218,773
12-Month LIBOR + 1.64%, 3.77% (A), 11/01/2036	29,552	30,950
12-Month LIBOR + 1.90%, 3.83% (A), 05/01/2038	11,617	11,684
1-Year CMT + 2.25%, 3.88% (A), 01/01/2035	214,839	225,138
1-Year CMT + 2.24%, 3.90% (A), 11/01/2036	110,201	115,343
12-Month LIBOR + 1.91%, 3.91% (A), 04/01/2037	1,328	1,336

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
12-Month LIBOR + 2.18%, 3.93% (A), 05/01/2037	$ 88,934	$ 95,401
12-Month LIBOR + 1.98%, 3.98% (A), 04/01/2037	16,970	17,176
12-Month LIBOR + 2.00%, 4.00% (A), 11/01/2036	6,501	6,540
4.00%, 04/01/2043 - 09/01/2049	5,107,964	5,541,985
12-Month LIBOR + 2.04%, 4.03% (A), 05/01/2037	27,871	28,358
12-Month LIBOR + 1.67%, 4.07% (A), 12/01/2036	95,667	100,218
12-Month LIBOR + 2.33%, 4.12% (A), 05/01/2036	18,218	19,674
1-Year CMT + 2.25%, 4.13% (A), 02/01/2036	191,719	200,357
1-Year CMT + 2.36%, 4.49% (A), 10/01/2037	16,268	16,303
4.50%, 05/01/2041 - 07/01/2047	8,971,944	9,930,601
12-Month LIBOR + 2.47%, 4.53% (A), 03/01/2036	70,058	74,849
1-Year CMT + 2.65%, 4.59% (A), 10/01/2037	90,613	89,873
5.00%, 08/01/2040	240,758	276,698
5.50%, 02/01/2021 - 12/01/2035	537,081	588,769
6.00%, 12/01/2036 - 06/01/2037	167,949	191,080
6.50%, 05/01/2035 - 03/01/2038	761,823	880,266
7.50%, 02/01/2038 - 09/01/2038	36,139	42,566
10.00%, 03/17/2026 - 10/01/2030	5,872	6,291
11.00%, 02/17/2021	62	62
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1-Month LIBOR + 0.70%, 0.86% (A), 09/25/2022	35,681	35,723
2.31%, 12/25/2022	2,097,613	2,183,883
2.33%, 06/25/2021	512,048	515,034
2.72%, 07/25/2026	1,456,000	1,578,884
2.74%, 09/25/2025	1,000,000	1,080,294
2.81%, 09/25/2024	4,140,000	4,445,150
2.84%, 09/25/2022	627,015	651,855
2.93%, 01/25/2023	924,027	976,378
3.12%, 06/25/2027	654,000	745,684
3.21% (A), 04/25/2028	970,000	1,107,464
3.24%, 04/25/2027	1,097,000	1,258,351
3.30% (A), 11/25/2027	965,000	1,117,886
3.33%, 05/25/2027	590,000	678,382
3.35%, 01/25/2028	1,595,000	1,855,774
3.90% (A), 08/25/2028	1,720,000	2,078,899
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.25%, 0.42% (A), 08/15/2023	78,411	78,322
1-Month LIBOR + 0.30%, 0.47% (A), 03/15/2036	25,775	25,731
1-Month LIBOR + 0.40%, 0.57% (A), 07/15/2037	398,013	398,009
1-Month LIBOR + 1.20%, 1.37% (A), 07/15/2039	17,778	18,017
4.00%, 11/15/2041 - 07/15/2042	3,098,004	3,746,850
4.50%, 06/15/2025	1,244,834	1,320,945
5.00%, 07/15/2033 - 07/15/2041	8,910,342	10,765,355
5.30%, 01/15/2033	302,471	350,074
5.50%, 02/15/2022 - 01/15/2039	2,057,990	2,370,527
(3.62) * 1-Month LIBOR + 27.21%, 5.50% (A), 05/15/2041	394,349	444,601
(3.67) * 1-Month LIBOR + 27.50%, 5.50% (A), 05/15/2041	447,880	500,557

The notes are an integral part of this report. Transamerica Funds	Page 16

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMIC (continued)
5.70% (A), 10/15/2038	$ 180,357	$ 204,678
6.00%, 05/15/2034 - 06/15/2038	1,230,606	1,476,186
6.25%, 10/15/2023	71,500	75,938
6.50%, 08/15/2021 - 06/15/2032	625,515	704,551
6.96% (A), 11/15/2021	7,905	8,008
7.00%, 12/15/2036	324,556	396,167
7.38% (A), 11/15/2046	437,401	519,293
7.50%, 11/15/2036 - 12/15/2036	400,647	495,935
(7.27) * 1-Month LIBOR + 48.00%, 8.00% (A), 06/15/2035	13,222	15,890
(1.50) * 1-Month LIBOR + 9.08%, 8.82% (A), 11/15/2033	46,778	51,509
(1.83) * 1-Month LIBOR + 14.85%, 14.53% (A), 06/15/2033	22,734	30,941
(3.33) * 1-Month LIBOR + 17.50%, 16.92% (A), 02/15/2040	300,671	448,968
(2.50) * 1-Month LIBOR + 17.45%, 17.01% (A), 02/15/2038	10,039	13,318
(3.00) * 1-Month LIBOR + 20.22%, 19.70% (A), 07/15/2035	22,368	35,976
(2.60) * 1-Month LIBOR + 20.93%, 20.48% (A), 08/15/2031	30,115	45,981
(4.00) * 1-Month LIBOR + 22.00%, 21.30% (A), 05/15/2035	37,517	58,346
(4.50) * 1-Month LIBOR + 24.75%, 23.96% (A), 06/15/2035	54,181	104,839
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
3.19% (A), 01/15/2040	284,550	15,002
4.00%, 11/15/2029	154,504	2,587
4.50%, 12/15/2024	571	5
5.00%, 10/15/2039 - 08/15/2040	722,547	64,745
(1.00) * 1-Month LIBOR + 6.00%, 5.83% (A), 11/15/2037 - 10/15/2040	615,906	117,304
(1.00) * 1-Month LIBOR + 6.05%, 5.88% (A), 05/15/2038	77,885	8,640
(1.00) * 1-Month LIBOR + 6.10%, 5.93% (A), 05/15/2039	39,500	6,309
(1.00) * 1-Month LIBOR + 6.25%, 6.08% (A), 12/15/2039	140,950	28,607
(1.00) * 1-Month LIBOR + 6.34%, 6.17% (A), 12/15/2039	409,834	78,422
(1.00) * 1-Month LIBOR + 6.40%, 6.23% (A), 01/15/2037	37,008	6,065
(1.00) * 1-Month LIBOR + 6.45%, 6.28% (A), 11/15/2037	17,561	3,971
(1.00) * 1-Month LIBOR + 6.80%, 6.63% (A), 09/15/2039	122,545	20,521
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS
09/15/2032 - 12/15/2043	3,581,225	3,263,720
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
2.16% (A), 10/25/2037	314,279	353,546
5.23%, 05/25/2043	721,602	837,747
6.50%, 02/25/2043	242,604	300,083
6.50% (A), 09/25/2043	108,700	137,171
7.00%, 02/25/2043 - 07/25/2043	273,469	340,261
7.50%, 02/25/2042 - 09/25/2043	336,671	411,680
Federal Home Loan Mortgage Corp., Interest Only STRIPS
(1.00) * 1-Month LIBOR + 7.70%, 7.53% (A), 08/15/2036	282,390	70,542

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association
1-Month LIBOR + 0.22%, 0.39% (A), 03/25/2045 - 02/25/2046	$ 110,282	$ 110,159
1-Month LIBOR + 0.40%, 0.57% (A), 05/25/2042	175,284	174,023
1-Month LIBOR + 0.55%, 0.72% (A), 08/25/2042	610,485	615,192
1-Month LIBOR + 0.93%, 1.10% (A), 11/25/2022	333,917	334,171
2.15%, 01/25/2023	1,532,682	1,568,084
2.38%, 10/01/2026	1,480,487	1,599,528
2.43%, 08/01/2026	1,889,588	2,035,286
2.48% (A), 12/25/2026	415,806	452,674
2.49%, 05/01/2026 - 05/25/2026	2,980,402	3,231,515
2.61%, 06/01/2026	1,012,000	1,102,178
2.62%, 11/01/2031	4,165,000	4,709,510
2.63%, 03/01/2026	2,875,362	3,116,939
6-Month LIBOR + 1.30%, 2.63% (A), 07/01/2037	49,758	50,652
2.64%, 06/01/2026	2,477,000	2,701,984
2.67%, 04/01/2025	1,125,473	1,209,231
2.70%, 07/01/2026	1,261,108	1,381,233
2.80%, 10/01/2025 - 01/01/2028	14,591,946	15,877,697
12-Month LIBOR + 1.84%, 2.81% (A), 06/01/2036	49,568	52,209
2.90%, 06/25/2027	2,036,676	2,251,530
2.92%, 01/01/2025	2,487,123	2,696,440
2.93%, 06/01/2030	998,434	1,143,497
2.94% (A), 01/25/2026	3,486,000	3,851,066
2.94%, 12/01/2028	5,000,000	5,680,042
2.98%, 06/01/2027	1,715,000	1,916,556
2.99%, 08/01/2029	3,000,000	3,407,416
3.00%, 06/01/2043	1,022,218	1,117,284
3.02%, 07/01/2024 - 07/01/2029	7,570,474	8,454,654
3.04%, 06/01/2024 - 07/01/2029	6,860,159	7,747,822
3.05% (A), 03/25/2028	1,138,000	1,293,607
3.06% (A), 05/25/2027	1,700,000	1,907,587
3.08% (A), 06/25/2027	1,771,000	1,979,235
3.08%, 12/01/2024	1,841,505	2,000,629
3.09%, 09/01/2029	3,797,000	4,359,088
3.09% (A), 02/25/2030	815,000	935,234
6-Month LIBOR + 1.31%, 3.10% (A), 09/01/2036	27,304	27,833
3.11%, 03/01/2027	1,921,496	2,152,912
3.15%, 04/01/2031	2,891,794	3,224,887
3.17%, 02/01/2030	958,731	1,102,197
3.17% (A), 04/25/2029	1,419,000	1,634,505
3.21%, 03/01/2029	5,000,000	5,788,125
3.24%, 06/01/2026	895,463	998,062
3.28%, 11/01/2030	1,949,799	2,270,104
3.29%, 08/01/2026	1,000,000	1,120,122
6-Month LIBOR + 1.48%, 3.30% (A), 02/01/2037	44,773	45,912
3.32%, 04/01/2029	5,000,000	5,744,433
3.37%, 05/01/2037	887,934	1,047,320
3.37% (A), 07/25/2028	2,032,000	2,349,964
3.38%, 12/01/2029	776,244	898,305
6-Month LIBOR + 1.56%, 3.43% (A), 02/01/2037	17,315	17,861
3.50%, 04/01/2043 - 01/01/2044	2,092,442	2,263,752
3.52%, 10/01/2029	790,365	918,013
12-Month LIBOR + 1.41%, 3.53% (A), 11/01/2037	37,814	39,243
12-Month LIBOR + 1.80%, 3.55% (A), 05/01/2036	43,378	44,024
1-Year CMT + 2.08%, 3.57% (A), 11/01/2037	70,759	73,772
3.59%, 01/01/2031	921,729	1,088,657
12-Month LIBOR + 1.64%, 3.60% (A), 07/01/2037	27,211	28,516

The notes are an integral part of this report. Transamerica Funds	Page 17

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
12-Month LIBOR + 1.63%, 3.63% (A), 04/01/2037	$ 7,126	$ 7,236
12-Month LIBOR + 1.80%, 3.66% (A), 07/01/2037	26,996	27,214
12-Month LIBOR + 1.68%, 3.68% (A), 04/01/2036	27,312	28,742
12-Month LIBOR + 1.46%, 3.71% (A), 09/01/2037	23,402	23,795
3.73%, 05/01/2029	842,769	995,315
12-Month LIBOR + 1.86%, 3.75% (A), 11/01/2036	16,109	16,188
3.76%, 12/01/2035	1,865,134	2,294,545
12-Month LIBOR + 1.79%, 3.86% (A), 12/01/2036	14,821	15,096
12-Month LIBOR + 1.63%, 3.88% (A), 09/01/2036	89,147	93,152
12-Month LIBOR + 1.94%, 3.94% (A), 12/01/2036	48,640	48,998
3.97%, 12/01/2025	401,848	455,533
12-Month LIBOR + 1.77%, 3.97% (A), 10/01/2036	23,400	23,533
4.00%, 01/01/2043 - 08/01/2048	5,598,803	6,102,317
4.02%, 11/01/2028	624,564	735,611
6-Month LIBOR + 2.50%, 4.03% (A), 03/01/2036	151,568	161,078
4.05%, 01/01/2021	1,565,000	1,564,420
12-Month LIBOR + 1.82%, 4.07% (A), 09/01/2036	14,570	14,674
12-Month LIBOR + 2.37%, 4.14% (A), 08/01/2037	24,020	24,581
12-Month LIBOR + 2.28%, 4.15% (A), 11/01/2036	4,147	4,203
12-Month LIBOR + 1.88%, 4.22% (A), 08/01/2036	4,145	4,166
4.23%, 02/01/2029	3,986,884	4,772,371
4.26%, 07/01/2021	2,351,396	2,391,371
12-Month LIBOR + 2.38%, 4.32% (A), 03/01/2036	71,137	75,820
4.34%, 06/01/2021	7,000,000	7,101,170
4.45%, 07/01/2026	1,293,903	1,502,286
4.55%, 06/25/2043	75,103	84,145
5.00%, 04/01/2022 - 08/01/2040	592,245	678,015
5.50%, 11/01/2032 - 07/01/2037	1,059,082	1,216,566
6.00%, 08/01/2021 - 11/01/2037	1,647,988	1,838,558
6.50%, 06/01/2023 - 07/25/2042	1,097,749	1,273,737
7.00%, 12/25/2033 - 02/25/2044	953,496	1,143,634
7.50%, 10/01/2037 - 12/25/2045	568,767	707,089
8.00%, 10/01/2031	51,957	59,716
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.24%, 0.41% (A), 10/25/2046	102,083	100,962
1-Month LIBOR + 0.29%, 0.46% (A), 07/25/2036	94,086	93,926
1-Month LIBOR + 0.25%, 0.46% (A), 06/27/2036	131,749	129,678
1-Month LIBOR + 0.40%, 0.57% (A), 06/25/2037	22,640	22,778
1-Month LIBOR + 0.55%, 0.72% (A), 08/25/2041	215,441	216,459
1-Month LIBOR + 0.60%, 0.77% (A), 04/25/2040	159,522	160,453
3.00%, 01/25/2046	679,329	731,631
3.50%, 02/25/2043	812,968	907,809
3.64% (A), 12/25/2039	120,296	125,146
4.50%, 02/25/2039 - 05/25/2041	899,707	1,016,871
5.50%, 08/25/2025 - 10/25/2040	5,415,403	6,319,239

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC (continued)
5.61%, 01/25/2032 (J)	$ 47,089	$ 51,753
5.74% (A), 12/25/2042	95,116	106,970
5.75%, 08/25/2034	718,219	827,101
5.82% (A), 05/25/2051	140,161	163,869
6.00%, 03/25/2029 - 12/25/2049	1,665,268	1,913,376
6.02% (A), 06/25/2040	123,638	143,991
6.22% (A), 02/25/2040	155,395	177,990
6.25%, 09/25/2038	19,356	22,556
6.44% (A), 03/25/2040	195,638	224,629
6.50%, 04/18/2028 - 11/25/2041	577,122	678,981
6.75%, 04/25/2037	49,536	55,944
7.00%, 03/25/2038 - 11/25/2041	1,270,555	1,520,363
7.50%, 05/17/2024	47,279	50,862
8.00%, 02/25/2023	153,239	163,168
(2.00) * 1-Month LIBOR + 12.66%, 12.32% (A), 03/25/2040	187,372	256,798
(2.00) * 1-Month LIBOR + 16.20%, 15.86% (A), 01/25/2034	11,462	13,521
(2.50) * 1-Month LIBOR + 16.88%, 16.45% (A), 08/25/2035 - 10/25/2035	48,694	69,774
(3.33) * 1-Month LIBOR + 17.67%, 17.09% (A), 04/25/2040	154,483	219,292
(2.75) * 1-Month LIBOR + 17.88%, 17.40% (A), 09/25/2024	59,379	71,553
(2.75) * 1-Month LIBOR + 19.53%, 19.05% (A), 05/25/2034	89,486	140,394
(2.75) * 1-Month LIBOR + 20.13%, 19.66% (A), 05/25/2035	97,077	128,142
(3.33) * 1-Month LIBOR + 22.67%, 22.09% (A), 04/25/2037	50,710	85,923
(3.67) * 1-Month LIBOR + 24.57%, 23.94% (A), 11/25/2035	49,596	76,669
Federal National Mortgage Association REMIC, Interest Only STRIPS
2.44% (A), 01/25/2038	51,216	2,101
3.00%, 01/25/2021	22,690	100
3.03% (A), 04/25/2041	222,398	13,964
(1.00) * 1-Month LIBOR + 4.44%, 4.27% (A), 11/25/2040	667,947	86,388
(1.00) * 1-Month LIBOR + 5.00%, 4.83% (A), 07/25/2040	649,173	98,438
5.00%, 07/25/2039	60,120	9,814
5.50%, 10/25/2039	85,948	15,512
(1.00) * 1-Month LIBOR + 5.90%, 5.73% (A), 10/25/2039	27,492	4,214
(1.00) * 1-Month LIBOR + 6.00%, 5.83% (A), 02/25/2038 - 06/25/2039	550,190	98,764
(1.00) * 1-Month LIBOR + 6.18%, 6.01% (A), 12/25/2039	9,298	1,443
(1.00) * 1-Month LIBOR + 6.25%, 6.08% (A), 01/25/2040	215,393	48,020
(1.00) * 1-Month LIBOR + 6.35%, 6.18% (A), 12/25/2037	408,312	87,693
(1.00) * 1-Month LIBOR + 6.40%, 6.23% (A), 07/25/2037 - 05/25/2040	530,019	109,736
(1.00) * 1-Month LIBOR + 6.42%, 6.25% (A), 04/25/2040	84,185	14,894
(1.00) * 1-Month LIBOR + 6.45%, 6.28% (A), 10/25/2037 - 12/25/2037	223,295	50,231
(1.00) * 1-Month LIBOR + 6.62%, 6.45% (A), 07/25/2037	116,844	19,479
(1.00) * 1-Month LIBOR + 6.65%, 6.48% (A), 10/25/2026 - 03/25/2039	392,602	63,983
(1.00) * 1-Month LIBOR + 6.70%, 6.53% (A), 03/25/2036	898,781	219,587

The notes are an integral part of this report. Transamerica Funds	Page 18

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC, Interest Only STRIPS (continued)
(1.00) * 1-Month LIBOR + 6.99%, 6.82% (A), 03/25/2038	$ 109,509	$ 24,562
(1.00) * 1-Month LIBOR + 7.10%, 6.93% (A), 02/25/2040	89,996	16,132
Federal National Mortgage Association REMIC, Principal Only STRIPS
10/25/2023 - 12/25/2043	2,370,015	2,231,337
Federal National Mortgage Association, Principal Only STRIPS
09/25/2024 - 08/25/2032	286,351	276,352
FREMF Mortgage Trust
3.58% (A), 11/25/2049 (B)	920,000	994,896
3.68% (A), 01/25/2048 (B)	1,405,000	1,423,008
3.68% (A), 01/25/2048 (B)	4,355,000	4,658,117
3.83% (A), 11/25/2047 (B)	2,000,000	2,119,802
3.84% (A), 07/25/2049 (B)	750,000	788,733
4.07% (A), 11/25/2047 (B)	853,000	896,465
Government National Mortgage Association
1-Month LIBOR + 0.45%, 0.63% (A), 03/20/2060	9,180	9,142
1-Month LIBOR + 0.47%, 0.65% (A), 05/20/2063	1,223,606	1,221,840
1-Month LIBOR + 0.50%, 0.68% (A), 06/20/2067	1,866,673	1,864,266
1-Month LIBOR + 0.52%, 0.70% (A), 10/20/2062	978,122	977,812
1-Month LIBOR + 0.53%, 0.71% (A), 10/20/2062	1,051,579	1,050,721
1-Month LIBOR + 0.58%, 0.76% (A), 05/20/2066	694,572	695,054
1-Month LIBOR + 0.60%, 0.78% (A), 11/20/2065	2,600,687	2,607,235
1-Month LIBOR + 0.65%, 0.83% (A), 05/20/2061 - 01/20/2066	5,185,533	5,205,574
1-Month LIBOR + 0.70%, 0.88% (A), 05/20/2061 - 03/20/2066	4,005,855	4,027,951
1-Month LIBOR + 1.00%, 1.18% (A), 12/20/2066	720,896	732,951
4.50%, 11/20/2034 - 11/20/2049	3,728,211	4,097,046
5.50%, 01/16/2033 - 09/20/2039	2,890,913	3,264,135
5.75%, 02/20/2036 - 10/20/2037	439,578	495,734
5.82% (A), 10/20/2033	183,350	207,757
6.00%, 11/20/2033 - 08/20/2038	656,948	742,313
6.50%, 12/20/2031 - 12/15/2035	602,187	686,143
7.00%, 09/15/2031 - 10/16/2040	607,828	708,487
(6.25) * 1-Month LIBOR + 44.50%, 7.00% (A), 09/20/2034	9,639	10,567
7.50%, 09/16/2035 - 10/15/2037	107,542	123,658
(1.83) * 1-Month LIBOR + 14.70%, 14.38% (A), 11/17/2032	15,252	17,275
(2.92) * 1-Month LIBOR + 17.50%, 16.96% (A), 02/20/2034	37,264	49,566
(3.50) * 1-Month LIBOR + 23.28%, 22.62% (A), 04/20/2037	102,103	154,057
Government National Mortgage Association, Interest Only STRIPS
1.81% (A), 06/20/2067	4,402,374	377,723
(1.00) * 1-Month LIBOR + 5.83%, 5.64% (A), 02/20/2038	52,035	7,212
(1.00) * 1-Month LIBOR + 5.90%, 5.71% (A), 09/20/2038	337,061	63,515
(1.00) * 1-Month LIBOR + 5.95%, 5.76% (A), 02/20/2039 - 06/20/2039	134,521	20,252
(1.00) * 1-Month LIBOR + 6.00%, 5.81% (A), 02/20/2038	549,090	98,447

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association, Interest Only STRIPS (continued)
(1.00) * 1-Month LIBOR + 6.04%, 5.85% (A), 02/20/2039	$ 44,602	$ 5,259
(1.00) * 1-Month LIBOR + 6.05%, 5.87% (A), 08/16/2039	201,998	31,788
(1.00) * 1-Month LIBOR + 6.09%, 5.90% (A), 09/20/2039	337,323	69,281
(1.00) * 1-Month LIBOR + 6.10%, 5.91% (A), 11/20/2034	271,624	34,032
(1.00) * 1-Month LIBOR + 6.10%, 5.92% (A), 07/16/2039	207,335	31,750
(1.00) * 1-Month LIBOR + 6.15%, 5.96% (A), 07/20/2038	367,119	56,464
(1.00) * 1-Month LIBOR + 6.20%, 6.01% (A), 03/20/2037 - 06/20/2038	146,784	25,305
(1.00) * 1-Month LIBOR + 6.40%, 6.21% (A), 12/20/2038	47,683	2,581
(1.00) * 1-Month LIBOR + 6.40%, 6.22% (A), 06/16/2039 - 11/16/2039	223,959	40,320
(1.00) * 1-Month LIBOR + 6.55%, 6.36% (A), 11/20/2037	35,126	4,960
(1.00) * 1-Month LIBOR + 6.55%, 6.37% (A), 11/16/2033	55,669	6,154
(1.00) * 1-Month LIBOR + 6.60%, 6.41% (A), 05/20/2041	220,233	40,823
(1.00) * 1-Month LIBOR + 6.68%, 6.49% (A), 07/20/2037	210,888	44,241
6.50%, 03/20/2039	31,064	5,492
(1.00) * 1-Month LIBOR + 6.70%, 6.51% (A), 06/20/2037	395,912	85,979
(1.00) * 1-Month LIBOR + 7.30%, 7.11% (A), 12/20/2038	227,202	47,516
(1.00) * 1-Month LIBOR + 7.60%, 7.41% (A), 09/20/2038	26,007	4,401
(1.00) * 1-Month LIBOR + 7.70%, 7.52% (A), 04/16/2038	21,593	4,139
Government National Mortgage Association, Principal Only STRIPS
12/20/2032 - 12/20/2040	782,117	749,416
National Credit Union Administration Guaranteed Notes Trust
Series 2010-R3, Class 3A,
2.40%, 12/08/2020	5,372	5,377
Resolution Funding Corp., Principal Only STRIPS
10/15/2020 - 01/15/2030	3,080,000	2,880,284
Tennessee Valley Authority
4.25%, 09/15/2065	365,000	564,542
4.63%, 09/15/2060	451,000	728,266
5.88%, 04/01/2036	2,565,000	4,067,442
Tennessee Valley Authority, Principal Only STRIPS
11/01/2025 - 05/01/2030	3,300,000	3,069,107
Uniform Mortgage-Backed Security
2.00%, TBA (H)	6,325,000	6,554,281
Vendee Mortgage Trust
6.75%, 06/15/2028	182,256	213,000
7.25%, 02/15/2023	117,168	124,470

Total U.S. Government Agency Obligations (Cost $291,392,634)		312,254,189

U.S. GOVERNMENT OBLIGATIONS - 21.4%
U.S. Treasury - 21.1%
U.S. Treasury Bond
1.25%, 05/15/2050	3,105,000	3,145,874
2.00%, 02/15/2050 (F)	8,099,000	9,730,506
2.25%, 08/15/2046	280,000	347,364

The notes are an integral part of this report. Transamerica Funds	Page 19

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bond (continued)
2.38%, 11/15/2049 (F)	$ 8,715,000	$ 11,277,755
2.50%, 02/15/2045	2,300,000	2,959,723
2.88%, 08/15/2045 (F)	2,000,000	2,746,875
3.00%, 02/15/2048	430,000	615,001
3.13%, 02/15/2043 (F)	2,545,000	3,583,280
3.13%, 05/15/2048	296,000	433,166
3.38%, 05/15/2044	3,000,000	4,411,406
3.63%, 08/15/2043 - 02/15/2044	10,190,000	15,469,315
3.75%, 11/15/2043	6,290,000	9,713,873
3.88%, 08/15/2040	60,000	91,999
U.S. Treasury Bond, Principal Only STRIPS
08/15/2020 - 08/15/2041	13,810,000	13,646,482
08/15/2021 - 11/15/2041 (F)	42,515,000	40,663,248
U.S. Treasury Note
1.25%, 10/31/2021	4,800,000	4,866,750
1.50%, 02/28/2023 - 08/15/2026	5,142,000	5,329,914
1.63%, 10/31/2023 - 02/15/2026 (F)	7,088,400	7,433,719
1.75%, 02/28/2022 - 12/31/2024	29,795,200	30,718,992
1.75%, 05/15/2023 - 12/31/2026 (F)	5,389,000	5,667,519
1.88%, 11/30/2021 - 08/31/2024	7,198,000	7,436,236
2.00%, 10/31/2021 - 11/15/2026	5,369,000	5,530,815
2.00%, 02/15/2023 - 08/15/2025 (F)	546,800	574,700
2.13%, 01/31/2021 - 02/29/2024	1,279,000	1,308,548
2.13%, 06/30/2022 - 03/31/2024 (F)	2,000,000	2,110,234
2.25%, 11/15/2024 - 02/15/2027 (F)	4,435,000	4,854,708
2.50%, 08/15/2023 (F)	2,000,000	2,143,672
2.50%, 05/15/2024	148,000	161,077
2.63%, 05/15/2021	2,163,600	2,206,027
2.75%, 05/31/2023	334,000	358,763
2.75%, 02/15/2024 (F)	6,000,000	6,552,187
2.88%, 05/31/2025	2,396,000	2,702,239
2.88%, 05/15/2028 (F)	656,000	778,513

		209,570,480

U.S. Treasury Inflation-Protected Securities - 0.3%
U.S. Treasury Inflation-Indexed Note
0.13%, 01/15/2022	3,293,079	3,350,166

Total U.S. Government Obligations (Cost $190,535,131)		212,920,646

	Shares	Value
OTHER INVESTMENT COMPANY - 3.9%
Securities Lending Collateral - 3.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.12% (K)	38,847,773	38,847,773

Total Other Investment Company (Cost $38,847,773)		38,847,773

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
Fixed Income Clearing Corp., 0.00% (K), dated 07/31/2020, to be repurchased at $11,421,882 on 08/03/2020. Collateralized by a U.S. Government Obligation, 0.25%, due 06/15/2023, and with a value of $11,650,384.	$ 11,421,882	11,421,882

Total Repurchase Agreement (Cost $11,421,882)		11,421,882

Total Investments (Cost $963,343,736)		1,040,817,724

Net Other Assets (Liabilities) - (4.5)%		(45,088,209)

Net Assets - 100.0%		$ 995,729,515

The notes are an integral part of this report. Transamerica Funds	Page 20

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs(M)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$105,826,678	$3,249,585	$109,076,263
Corporate Debt Securities	—	302,661,753	—	302,661,753
Foreign Government Obligations	—	7,358,845	—	7,358,845
Mortgage-Backed Securities	—	38,700,924	—	38,700,924
Municipal Government Obligations	—	7,575,449	—	7,575,449
U.S. Government Agency Obligations	—	312,254,189	—	312,254,189
U.S. Government Obligations	—	212,920,646	—	212,920,646
Other Investment Company	38,847,773	—	—	38,847,773
Repurchase Agreement	—	11,421,882	—	11,421,882

Total Investments	$38,847,773	$998,720,366	$3,249,585	$1,040,817,724

Transfers

Investments	Transfers from Level 1 to Level 3	Transfers from Level 3 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Asset-Backed Securities (E)	$—	$—	$1,400,000	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of July 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the total value of 144A securities is $185,685,085, representing 18.6% of the Fund’s net assets.
(C)	Securities are Level 3 of the fair value hierarchy.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2020, the total value of securities is $3,249,585, representing 0.3% of the Fund’s net assets.
(E)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs. As of prior reporting period, the security utilized significant observable inputs.
(F)	All or a portion of the securities are on loan. The total value of all securities on loan is $71,366,688, collateralized by cash collateral of $38,847,773 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $33,984,018. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after July 31, 2020. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(I)	Perpetual maturity. The date displayed is the next call date.
(J)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of July 31, 2020; the maturity date disclosed is the ultimate maturity date.
(K)	Rates disclosed reflect the yields at July 31, 2020.
(L)	The Fund recognizes transfers in and out of Level 3 as of July 31, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding security valuation and pricing inputs.
(M)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Funds	Page 21

Transamerica Core Bond

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

The notes are an integral part of this report. Transamerica Funds	Page 22

Transamerica Core Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

The notes are an integral part of this report. Transamerica Funds	Page 23